UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(Registrant's telephone number, including area code): (626) 914-7363

Date of fiscal year end:  November 30, 2020

Date of reporting period:  May 31, 2020

Item 1. Reports to Stockholders.

Semper MBS Total Return Fund

Class A – SEMOX
Investor Class – SEMPX
Institutional Class – SEMMX

Semper Short Duration Fund

Investor Class – SEMRX
Institutional Class – SEMIX

Semi-Annual Report
May 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically through the Funds’ website.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex and may apply to all funds held through your financial intermediary.

SEMPER FUNDS

Table of Contents

Allocation of Portfolio Assets	1
Expense Example	3
Schedules of Investments	5
Statements of Assets and Liabilities	34
Statements of Operations	37
Statements of Changes in Net Assets	38
Financial Highlights	42
Notes to Financial Statements	47
Notice to Shareholders	64
Liquidity Risk Management Program	63
Approval of Investment Advisory Agreement	64
Privacy Notice	69

SEMPER MBS TOTAL RETURN FUND

ALLOCATION OF PORTFOLIO ASSETS at May 31, 2020 (Unaudited)

Percentages represent market value as a percentage of total investments.

SEMPER SHORT DURATION FUND

ALLOCATION OF PORTFOLIO ASSETS at May 31, 2020 (Unaudited)

Percentages represent market value as a percentage of total investments.

SEMPER FUNDS

EXPENSE EXAMPLE at May 31, 2020 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/19 – 5/31/20).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SEMPER FUNDS

EXPENSE EXAMPLE at May 31, 2020 (Unaudited), Continued

Total Return Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/19	5/31/20	12/1/19 – 5/31/20(1)
Class A
Actual	$1,000.00	$ 808.20	$4.97
Hypothetical (5% return	$1,000.00	$1,019.50	$5.55
before expenses)

Investor Class
Actual	$1,000.00	$ 807.20	$4.97
Hypothetical (5% return	$1,000.00	$1,019.50	$5.55
before expenses)

Institutional Class
Actual	$1,000.00	$ 805.60	$3.84
Hypothetical (5% return	$1,000.00	$1,020.75	$4.29
before expenses)

(1)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.  The annualized expense ratios of the Semper MBS Total Return Fund – Class A, Investor Class and Institutional Class are 1.10%, 1.10% and 0.85%, respectively.

Short Duration Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/19	5/31/20	12/1/19 – 5/31/20(1)
Investor Class
Actual	$1,000.00	$ 938.20	$4.12
Hypothetical (5% return	$1,000.00	$1,020.75	$4.29
before expenses)

Institutional Class
Actual	$1,000.00	$ 938.40	$2.91
Hypothetical (5% return	$1,000.00	$1,022.00	$3.03
before expenses)

(1)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.  The annualized expense ratios of the Semper Short Duration Fund – Investor Class and Institutional Class are 0.85% and 0.60%, respectively.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited)

	Principal
	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – AGENCY – 0.0%
Fannie Mae-Aces
Series 2010-M6, Class SA, 6.222%
(1 Month LIBOR USD + 6.390%), 9/25/20 (g)(h)	$268,547	$2,355
Series 2006-M1, Class IO, 0.072%, 3/25/36 (a)(g)	2,286,574	1,614
GNMA REMIC Trust
Series 2012-25, Class IO, 0.310%, 8/16/52 (a)(g)	1,988,012	23,470
Series 2013-173, Class AC, 2.722%, 10/16/53 (a)	13,881	14,409
Government National Mortgage Association
Series 2002-28, Class IO, 0.565%, 1/16/42 (a)(g)	19,524	1
Series 2005-23, Class IO, 0.004%, 6/17/45 (a)(g)	344,989	35
Series 2006-68, Class IO, 0.246%, 5/16/46 (a)(g)	554,248	3,502
Total Commercial Mortgage-Backed Securities – Agency
(cost $184,104)		45,386

COMMERCIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 4.1%
Bayview Commercial Asset Trust
Series 2004-3, Class B2, 5.193%
(1 Month LIBOR USD + 5.025%), 1/25/35 (c)(h)	56,646	58,215
Series 2006-2A, Class M1, 0.478%
(1 Month LIBOR USD + 0.310%), 7/25/36 (c)(h)	1,040,282	911,443
Series 2006-2A, Class M3, 0.518%
(1 Month LIBOR USD + 0.350%), 7/25/36 (c)(h)	1,503,766	1,123,466
Series 2006-3A, Class M1, 0.508%
(1 Month LIBOR USD + 0.340%), 10/25/36 (c)(h)	1,473,882	1,240,585
Series 2007-2A, Class A1, 0.438%
(1 Month LIBOR USD + 0.270%), 7/25/37 (c)(h)	2,098,750	1,847,419
Series 2007-6A, Class A3A, 1.418%
(1 Month LIBOR USD + 1.250%), 12/25/37 (c)(h)	1,672,610	1,667,250
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 0.684%
(1 Month LIBOR USD + 0.500%), 5/15/31 (c)(h)	346,071	312,309
FREMF Mortgage Trust
Series 2018-K731, Class C, 3.932%, 2/25/25 (a)(c)	1,223,000	1,196,565
GMAC Commercial Mortgage Asset Corp.
Series 2005-DRUM, Class AIO, 0.171%, 5/10/50 (a)(c)(g)	143,365,616	1,827,610
Series 2012-BLIS, Class IO, 0.576%, 7/10/50 (c)(g)	28,495,246	1,260,771
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-3A, Class M2, 0.877%
(1 Month LIBOR USD + 0.390%), 12/25/36 (c)(h)	3,722,000	3,204,387
Series 2007-1A, Class M1, 0.668%
(1 Month LIBOR USD + 0.500%), 3/25/37 (c)(h)	5,881,000	5,149,373

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
Multi-family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 3.418%
(1 Month LIBOR USD + 3.250%), 10/15/49 (c)(h)	$28,052,000	$21,219,352
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M4, 5.000%, 11/25/47 (a)(c)	691,838	581,069
Series 2017-2, Class M5, 6.420%, 11/25/47 (a)(c)	595,749	489,311
Series 2018-1, Class M5, 6.260%, 4/25/48 (c)	465,737	443,988
Series 2018-2, Class M3, 4.720%, 10/26/48 (a)(c)	469,292	449,902
Series 2019-1, Class M5, 5.700%, 3/25/49 (a)(c)	745,709	378,266
Total Commercial Mortgage-Backed
Securities – Non-Agency (cost $54,001,988)		43,361,281

RESIDENTIAL MORTGAGE-BACKED SECURITIES – AGENCY – 7.0%
Fannie Mae Connecticut Avenue Securities
Series 2019-R06, Class 2B1, 3.918%
(1 Month LIBOR USD + 3.750%), 9/25/39 (c)(h)	14,000,000	9,025,347
Series 2019-R07, Class 1B1, 3.568%
(1 Month LIBOR USD + 3.400%), 10/25/39 (c)(h)	2,000,000	1,480,148
Series 2020-R02, Class 2B1, 3.168%
(1 Month LIBOR USD + 3.000%), 1/25/40 (c)(h)	22,666,000	13,025,513
Series 2020-R01, Class 1B1, 3.418%
(1 Month LIBOR USD + 3.250%), 1/25/40 (c)(h)	13,315,000	6,993,721
FNMA Grantor Trust
Series 2003-T2, Class A1, 0.794%
(1 Month LIBOR USD + 0.140%), 3/25/33 (h)	46,919	46,092
Series 2004-T3, Class 2A, 4.267%, 8/25/43 (a)	50,839	53,314
FNMA Pool
5.500%, 5/1/36, #871313	2,098	2,151
5.000%, 8/1/37, #888534	12,897	14,473
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.250%, 4/25/37	54,195	67,630
Series 2007-W8, Class 1A5, 6.434%, 9/25/37 (a)	11,425	13,996
Freddie Mac Structured Agency Credit Risk
Series 2019-FTR3, Class B2 5.287%
(1 Month LIBOR USD + 4.800%), 9/25/47 (c)(h)	3,900,000	2,004,746
Series 2019-FTR4, Class B2, 5.168%
(1 Month LIBOR USD + 5.000%), 11/25/47 (c)(h)	5,550,000	2,575,380
Series 2018-SPI4, Class M2B, 4.464%, 11/25/48 (a)(c)	6,236,500	4,290,826
Series 2019-DNA4, Class B2, 6.418%
(1 Month LIBOR USD + 6.250%), 10/25/49 (c)(h)	6,115,000	2,878,804

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-HQA4, Class B2, 6.768%
(1 Month LIBOR USD + 6.600%), 11/25/49 (c)(h)	$5,500,000	$2,225,695
Series 2020-HQA1, Class B2, 5.268%
(1 Month LIBOR USD + 5.100%), 1/25/50 (c)(h)	9,300,000	4,133,956
Series 2020-DNA1, Class B2, 5.418%
(1 Month LIBOR USD + 5.250%), 1/25/50 (c)(h)	7,188,000	3,487,267
Series 2020-DNA2, Class B1, 2.668%
(1 Month LIBOR USD + 2.500%), 2/25/50 (c)(h)	9,114,000	5,719,357
Series 2020-DNA2, Class B2, 4.968%
(1 Month LIBOR USD + 4.800%), 2/25/50 (c)(h)	11,890,000	5,521,656
Series 2020-HQA2, Class B2, 7.768%
(1 Month LIBOR USD + 7.600%), 3/25/50 (c)(h)	15,000,000	8,700,000
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M2, 3.585%, 12/25/46 (a)(c)	595,000	524,803
Series 2017-SC02, Class M2, 3.801%, 5/25/47 (a)(c)	1,411,000	1,357,752
GNMA II Pool
5.000%, 6/20/40, #745378	63,418	69,091
Total Residential Mortgage-Backed Securities –
Agency (cost $132,515,862)		74,211,718

RESIDENTIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 85.1%
Accredited Mortgage Loan Trust
Series 2006-1, Class M1, 0.498%
(1 Month LIBOR USD + 0.330%), 4/25/36 (h)	2,414,000	2,131,289
ACE Securities Corp. Home Equity Loan Trust
Series 2006-HE4, Class A1, 0.308%
(1 Month LIBOR USD + 0.140%), 10/25/36 (h)	963,328	554,990
AFC Home Equity Loan Trust
Series 1997-3, Class 1A4, 7.470%, 9/27/27 (k)	111,569	112,090
American Home Mortgage Assets Trust
Series 2006-6, Class A1A, 0.358%
(1 Month LIBOR USD + 0.190%), 12/25/46 (h)	11,205,438	8,748,135
Amresco Residential Securities Corp. Trust
Series 1998-1, Class M1F, 6.518%, 1/25/28 (a)	125,005	127,639
AMSR Trust
Series 2019-SFR1, Class G, 4.857%, 1/19/39 (a)(c)	2,502,000	2,226,812
Series 2019-SFR1, Class H, 6.040%, 1/19/39 (a)(c)	1,220,000	1,097,384
Angel Oak Mortgage Trust LLC
Series 2019-1, Class B1, 5.400%, 11/25/48 (a)(c)	7,500,000	7,259,137
Series 2019-2, Class B1, 5.016%, 3/25/49 (a)(c)	2,500,000	2,374,527

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust
Series 1999-LB1, Class A1F, 7.110%, 6/21/29	$871,739	$889,184
Asset Backed Securities Corp. Long
Beach Home Equity Loan Trust
Series 2000-LB1, Class AF5, 7.405%, 9/21/30 (k)	582,183	588,907
Banc of America Funding Corp.
Series 2006-D, Class 5A2, 3.578%, 5/20/36 (a)	13,605	11,801
Series 2008-R4, Class 1A4, 0.937%
(1 Month LIBOR USD + 0.450%), 7/25/37 (c)(h)	2,148,467	1,211,031
Series 2007-5, Class 7A2, 43.744%
(1 Month LIBOR USD + 46.150%), 7/25/47 (h)(j)	135,291	301,296
Bear Stearns ALT-A Trust
Series 2005-8, Class 11A1, 0.708%
(1 Month LIBOR USD + 0.540%), 10/25/35 (h)	4,738,414	4,477,777
Series 2005-9, Class 11A1, 0.688%
(1 Month LIBOR USD + 0.520%), 11/25/35 (h)	7,925,768	9,357,344
Series 2006-3, Class 1A1, 0.548%
(1 Month LIBOR USD + 0.380%), 5/25/36 (h)	1,360,259	1,541,566
Bear Stearns Asset Backed Securities I Trust
Series 2006-IM1, Class A3, 0.448%
(1 Month LIBOR USD + 0.280%), 4/25/36 (h)	10,505,431	11,371,835
Series 2006-IM1, Class A6, 0.488%
(1 Month LIBOR USD + 0.320%), 4/25/36 (h)	10,383,532	11,034,300
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.294%, 3/25/31 (a)	126,147	126,018
BRAVO Residential Funding Trust
Series 2019-NQM2, Class B2, 4.797%, 11/25/59 (a)(c)	1,350,000	1,067,551
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A3, 0.328%
(1 Month LIBOR USD + 0.160%), 10/25/36 (h)	2,085,660	1,678,872
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class WA, 4.039%, 12/25/34 (a)	16,484	15,836
Series 2013-2, Class 4A2, 1.237%, 8/25/35 (a)(c)	5,980,087	4,325,013
Series 2009-6, Class 16A2, 6.000%, 3/25/36 (a)(c)	1,361,547	1,255,284
Series 2007-AMC1, Class A1, 0.328%
(1 Month LIBOR USD + 0.160%), 12/25/36 (c)(h)	2,417,338	1,591,802
Series 2007-AMC3, Class A2D, 0.518%
(1 Month LIBOR USD + 0.350%), 3/25/37 (h)	156,295	132,906
Series 2007-WFH2, Class M3, 0.638%
(1 Month LIBOR USD + 0.470%), 3/25/37 (h)	9,500,000	7,976,226
Series 2007-AHL3, Class A3A, 0.228%
(1 Month LIBOR USD + 0.060%), 7/25/45 (h)	589,825	454,151

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
CitiMortgage Alternative Loan Trust
Series 2007-A7, Class 2A1, 0.568%
(1 Month LIBOR USD + 0.400%), 7/25/37 (h)	$272,572	$194,010
Conseco Finance Home Loan Trust
Series 2000-E, Class B1, 10.260%, 8/15/31 (a)	316,533	303,833
CoreVest American Finance Trust
Series 2017-2, Class M, 5.622%, 12/25/27 (c)	9,000,000	9,886,823
Series 2019-1, Class E, 5.489%, 3/15/52 (c)	242,500	247,075
Series 2019-3, Class E, 4.740%, 10/15/52 (a)(c)	1,650,000	1,313,846
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 4.209%, 9/25/34 (a)	367,377	352,876
Series 2005-J10, Class 1A9, 0.868%
(1 Month LIBOR USD + 0.700%), 10/25/35 (h)	884,366	650,836
Series 2005-54CB, Class 1A8, 5.500%, 11/25/35	444,628	289,166
Series 2006-4CB, Class 2A3, 5.500%, 4/25/36	6,985	6,200
Series 2006-OA3, Class 1A1, 0.368%
(1 Month LIBOR USD + 0.200%), 5/25/36 (h)	11,464	9,663
Series 2006-18CB, Class A1, 0.638%
(1 Month LIBOR USD + 0.470%), 7/25/36 (h)	8,705,314	4,110,814
Series 2006-45T1, Class 1A2, 0.718%
(1 Month LIBOR USD + 0.550%), 2/25/37 (h)	9,149,099	2,132,528
Series 2007-16CB, Class 1A2, 0.568%
(1 Month LIBOR USD + 0.400%), 8/25/37 (h)	972,234	737,872
Series 2006-OA9, Class 1A1, 0.371%
(1 Month LIBOR USD + 0.200%), 7/20/46 (h)	36,803	26,708
Countrywide Asset-Backed Certificates
Series 2006-21, Class 1A, 0.308%
(1 Month LIBOR USD + 0.140%), 5/25/35 (h)	319,493	295,728
Series 2006-24, Class 2A3, 0.318%
(1 Month LIBOR USD + 0.150%), 6/25/47 (h)	37,033	33,950
Series 2007-12, Class 2A3, 0.968%
(1 Month LIBOR USD + 0.800%), 8/25/47 (h)	367,737	352,427
Countrywide Home Loans
Series 2003-56, Class 9A1, 4.250%, 12/25/33 (a)	17,434	16,198
Series 2007-11, Class A1, 6.000%, 8/25/37	4,752,651	3,515,951
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-1, Class DB1, 6.727%, 2/25/33 (a)	48,569	49,361
Series 2003-AR18, Class 4M3, 3.068%
(1 Month LIBOR USD + 2.900%), 7/25/33 (h)	277,728	268,870
Credit Suisse Mortgage Trust
Series 2015-1R, Class 6A2, 0.794%
(1 Month LIBOR USD + 0.280%), 5/27/37 (c)(h)	2,700,165	2,005,564
Series 2010-6R, Class 2A6B, 6.250%, 7/26/37 (c)	26,131,161	28,127,095

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
Credit Suisse Mortgage Trust (Continued)
Series 2019-AFC1, Class B2, 5.535%, 7/25/49 (a)(c)	$2,366,448	$1,879,756
Series 2020-AFC1, Class B1, 3.445%, 2/25/50 (a)(c)	4,228,000	3,650,869
Series 2020-AFC1, Class B2, 4.416%, 2/25/50 (a)(c)	5,459,650	3,474,990
Series 2019-NQM1, Class B2, 5.250%, 10/25/59 (a)(c)	7,247,550	5,795,139
Deephaven Residential Mortgage Trust
Series 2017-1A, Class B1, 6.250%, 12/26/46 (a)(c)	8,500,000	8,599,623
Series 2017-3A, Class B1, 4.814%, 10/25/47 (a)(c)	3,500,000	3,231,710
Series 2018-2A, Class B1, 4.776%, 4/25/58 (a)(c)	1,500,000	1,459,569
Series 2018-3A, Class B1, 5.007%, 8/25/58 (a)(c)	6,151,000	5,858,433
Series 2019-1A, Class B1, 5.252%, 1/25/59 (a)(c)	5,250,000	5,178,143
Series 2019-3A, Class B1, 4.258%, 7/25/59 (a)(c)	1,500,000	1,456,780
Series 2020-1, Class B2, 4.539%, 1/25/60 (a)(c)	2,667,000	2,195,928
Fieldstone Mortgage Investment Trust
Series 2007-1, Class 2A2, 0.438%
(1 Month LIBOR USD + 0.270%), 4/25/47 (h)	3,933,033	3,098,848
First Franklin Mortgage Loan Trust
Series 2006-FF11, Class 2A3, 0.318%
(1 Month LIBOR USD + 0.150%), 8/25/36 (h)	9,196,962	7,921,500
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA6, Class A8, 0.668%
(1 Month LIBOR USD + 0.500%), 9/25/35 (h)	678,622	406,306
First Horizon Mortgage Pass-Through Trust
Series 2006-AR2, Class 1A1, 2.750%, 7/25/36 (a)	57,059	47,873
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (k)	173,540	177,343
GreenPoint Mortgage Funding Trust
Series 2005-AR4, Class 4A1A, 0.788%
(1 Month LIBOR USD + 0.620%), 10/25/45 (h)	22,525,636	19,699,879
GS Mortgage-Backed Securities Trust
Series 2019-SL1, Class M2, 3.625%, 1/25/59 (a)(c)	20,939,000	19,712,902
GSAA Home Equity Trust
Series 2006-5, Class 2A1, 0.238%
(1 Month LIBOR USD + 0.070%), 3/25/36 (h)	31,926	14,825
Homeward Opportunities Fund Trust
Series 2018-1, Class B1, 5.295%, 6/25/48 (a)(c)	1,250,000	1,080,352
Series 2019-1, Class B1, 4.800%, 1/25/59 (a)(c)	2,000,000	1,886,862
IndyMac Residential Asset-Backed Trust
Series 2007-A, Class 2A2, 0.358%
(1 Month LIBOR USD + 0.190%), 4/25/37 (h)	337,244	236,898
JP Morgan Mortgage Trust
Series 2006-S4, Class A8, 0.548%
(1 Month LIBOR USD + 0.380%), 1/25/37 (h)	6,877,196	2,169,407

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
JP Morgan Mortgage Trust (Continued)
Series 2014-IVR6, Class B4, 2.561%, 7/25/44 (a)(c)	$500,500	$464,077
Series 2014-IVR3, Class B4, 3.026%, 9/25/44 (a)(c)	2,524,476	2,304,166
Series 2018-7FRB, Class B3, 2.347%, 4/25/46 (a)(c)	1,070,685	969,999
Series 2017-2, Class AX3, 0.500%, 5/25/47 (a)(c)(g)	16,765,768	180,552
Series 2017-3, Class 1AX1, 0.418%, 8/25/47 (a)(c)(g)	103,554,886	837,101
Series 2018-1, Class AX1, 0.233%, 6/25/48 (a)(c)(g)	269,020,190	910,445
Series 2018-3, Class AX1, 0.257%, 9/25/48 (a)(c)(g)	52,790,129	203,126
Series 2018-4, Class AX1, 0.267%, 10/25/48 (a)(c)(g)	58,978,802	183,684
Series 2017-5, Class B3, 3.137%, 10/26/48 (a)(c)	3,677,789	3,261,264
Series 2017-6, Class AX1, 0.318%, 12/25/48 (a)(c)(g)	108,036,720	979,196
Series 2018-6, Class 1AX1, 0.501%, 12/25/48 (a)(c)(g)	39,444,089	374,999
Series 2018-8, Class AX1, 0.202%, 1/25/49 (a)(c)(g)	49,460,207	107,541
Series 2019-1, Class AX1, 0.211%, 5/25/49 (a)(c)(g)	98,330,470	223,721
Series 2019-3, Class B6, 4.354%, 9/25/49 (a)(c)	1,936,702	1,017,279
Series 2019-3, Class B4, 4.747%, 9/25/49 (a)(c)	3,227,929	2,704,089
Series 2019-3, Class B5, 4.747%, 9/25/49 (a)(c)	775,000	482,582
Series 2019-5, Class B6, 4.358%, 11/25/49 (a)(c)	4,136,930	2,137,592
Series 2019-5, Class B4, 4.480%, 11/25/49 (a)(c)	4,378,960	3,778,809
Series 2019-5, Class B5, 4.480%, 11/25/49 (a)(c)	1,251,272	894,095
Series 2019-6, Class AX1, 0.254%, 12/25/49 (a)(c)(g)	94,286,320	336,102
Series 2020-2, Class B3A, 3.670%, 7/25/50 (a)(c)	8,947,724	8,092,596
Series 2020-2, Class B4, 3.870%, 7/25/50 (a)(c)	5,056,977	4,042,587
Series 2020-2, Class B5, 3.870%, 7/25/50 (a)(c)	2,334,448	1,636,276
Series 2020-2, Class B6Z, 7.308%, 7/25/50 (a)(c)	4,300,560	2,698,603
Lehman Mortgage Trust
Series 2005-2, Class 2A1, 0.848%
(1 Month LIBOR USD + 0.680%), 12/25/35 (h)	1,837,043	1,242,769
Series 2008-4, Class A1, 0.548%
(1 Month LIBOR USD + 0.380%), 1/25/37 (h)	39,671,416	14,009,587
Series 2006-9, Class 1A5, 0.768%
(1 Month LIBOR USD + 0.600%), 1/25/37 (h)	4,964,140	3,116,580
Lehman XS Trust
Series 2007-6, Class 3A1, 0.328%
(1 Month LIBOR USD + 0.160%), 5/25/37 (h)	1,727,561	1,699,132
Series 2007-6, Class 3A2, 4.632%, 5/25/37 (l)	4,276,127	4,240,558
Series 2007-6, Class 3A5, 4.632%, 5/25/37 (l)	119,627	116,776
Long Beach Mortgage Loan Trust
Series 2006-8, Class 1A, 0.318%
(1 Month LIBOR USD + 0.150%), 9/25/36 (h)	3,743,410	2,525,446
LSTAR Securities Investment Ltd.
Series 2019-3, Class A2, 2.870%
(1 Month LIBOR USD + 2.500%), 4/1/24 (c)(h)	5,945,000	5,750,462

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
LSTAR Securities Investment Ltd. (Continued)
Series 2019-4, Class A2, 2.870%
(1 Month LIBOR USD + 2.500%), 5/1/24 (c)(h)	$13,200,000	$12,638,179
Series 2019-5, Class A2, 2.870%
(1 Month LIBOR USD + 2.500%), 11/1/24 (c)(h)	32,436,050	31,469,008
LSTAR Securities Investment Trust
Series 2019-1, Class A2, 2.970%
(1 Month LIBOR USD + 2.600%), 3/1/24 (c)(h)	17,000,000	15,814,624
Series 2019-2, Class A2, 2.870%
(1 Month LIBOR USD + 2.500%), 4/1/24 (c)(h)	12,300,000	8,343,477
MASTR Asset Backed Securities Trust
Series 2003-WMC2, Class M5, 4.665%
(1 Month LIBOR USD + 6.000%), 8/25/33 (h)	218,383	197,515
Series 2005-WF1, Class M7, 1.893%
(1 Month LIBOR USD + 1.725%), 6/25/35 (h)	917,217	862,903
Series 2006-HE2, Class A3, 0.318%
(1 Month LIBOR USD + 0.150%), 6/25/36 (h)	7,580,594	4,031,311
Series 2006-NC2, Class A5, 0.408%
(1 Month LIBOR USD + 0.240%), 8/25/36 (h)	1,888,413	981,048
MASTR Reperforming Loan Trust
Series 2006-2, Class 1A1, 4.349%, 5/25/36 (a)(c)	8,389,246	7,780,818
Merrill Lynch Mortgage Investors Trust
Series 2005-AR1, Class M2, 1.173%
(1 Month LIBOR USD + 1.005%), 6/25/36 (h)	2,553,884	2,030,176
Mill City Mortgage Loan Trust
Series 2019-1, Class B1, 3.500%, 10/25/69 (a)(c)	2,245,863	2,047,843
Morgan Stanley ABS Capital I Inc. Trust
Series 2007-NC1, Class A2B, 0.268%
(1 Month LIBOR USD + 0.100%), 11/25/36 (h)	3,060,829	1,844,701
New Century Home Equity Loan Trust
Series 2006-2, Class A2C, 0.418%
(1 Month LIBOR USD + 0.250%), 8/25/36 (h)	8,092,000	6,476,486
New Residential Mortgage LLC
Series 2018-FNT1, Class E, 4.890%, 5/25/23 (c)	958,919	955,841
Series 2018-FNT2, Class E, 5.120%, 7/25/54 (c)	2,812,711	2,592,633
New Residential Mortgage Loan Trust
Series 2014-1A, Class B1IO, 1.070%, 1/25/54 (a)(c)(g)	350,552	10,223
Series 2017-5A, Class B3, 3.962%, 6/25/57 (a)(c)	1,827,915	1,692,565
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP3, Class A3, 5.318%, 8/25/35 (a)	368,421	224,861
Oaktown Re III Ltd.
Series 2019-1A, Class M2, 2.718%
(1 Month LIBOR USD + 2.550%), 7/25/29 (c)(h)	1,750,000	1,408,625

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
Option One Mortgage Loan Trust
Series 2007-HL1, Class 2A2, 0.418%
(1 Month LIBOR USD + 0.250%), 2/25/38 (h)	$514,950	$425,412
Preston Ridge Partners Mortgage Trust
Series 2018-1A, Class A1, 3.750%, 4/25/23 (a)(c)	53,326	51,617
Series 2018-1A, Class A2, 5.000%, 4/25/23 (a)(c)	1,000,000	932,266
Series 2019-3A, Class A2, 4.458%, 7/25/24 (c)(k)	10,000,000	8,816,243
Series 2019-GS1, Class A2, 4.750%, 10/25/24 (a)(c)	566,998	526,499
Pretium Mortgage Credit Partners I, LLC
Series 2019-NPL3, Class A2, 4.581%, 7/27/59 (c)(k)	4,000,000	3,436,117
Series 2020-CFL1, Class A2, 4.213%, 2/27/60 (c)(k)	7,258,247	6,822,745
Progress Residential Trust
Series 2019-SFR1, Class F, 5.061%, 8/17/35 (c)	7,004,000	6,822,365
Series 2018-SFR3, Class G, 5.618%, 10/18/35	3,000,000	2,917,628
RAAC Series Trust
Series 2004-SP1, Class AI3, 6.118%, 3/25/34 (l)	8,262	8,412
RALI Series Trust
Series 2006-QS6, Class 1AV, 0.757%, 6/25/36 (a)(g)	8,876,511	207,173
Series 2006-QS6, Class 1A11, 0.868%
(1 Month LIBOR USD + 0.700%), 6/25/36 (h)	3,918,914	2,965,853
Series 2007-QS1, Class 1A5, 0.718%
(1 Month LIBOR USD + 0.550%), 1/25/37 (h)	6,511,553	4,809,886
RAMP Series Trust
Series 2005-EFC6, Class M4, 1.053%
(1 Month LIBOR USD + 0.885%), 11/25/35 (h)	3,000,000	2,314,501
Series 2007-RS1, Class A3, 0.338%
(1 Month LIBOR USD + 0.170%), 2/25/37 (h)	12,847,772	6,863,219
Series 2007-RS1, Class A4, 0.448%
(1 Month LIBOR USD + 0.280%), 2/25/37 (h)	10,547,597	2,332,002
RBSSP Resecuritization Trust
Series 2009-7, Class 9A3, 5.000%, 9/26/36 (a)(c)	1,374,557	1,018,303
Series 2009-7, Class 6A2, 6.500%, 10/26/36 (a)(c)	684,609	647,980
RCO V Mortgage LLC
Series 2018-2, Class A2, 5.926%, 10/25/23 (c)(k)	1,292,000	1,097,343
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, 0.528%
(1 Month LIBOR USD + 0.360%), 3/25/35 (c)(h)	2,975,828	2,701,020
Series 2006-R1, Class AF1, 0.508%
(1 Month LIBOR USD + 0.340%), 1/25/36 (c)(h)	3,843,982	3,641,978
Residential Accredit Loans, Inc. Series Trust
Series 2005-QS13, Class 2A1, 0.868%
(1 Month LIBOR USD + 0.700%), 9/25/35 (h)	5,236,968	4,169,097

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
Residential Accredit Loans, Inc. Series Trust (Continued)
Series 2006-QS6, Class 1A9, 0.768%
(1 Month LIBOR USD + 0.600%), 6/25/36 (h)	$4,794,503	$3,601,851
Series 2008-QR1, Class 2A1, 0.668%
(1 Month LIBOR USD + 0.500%), 9/25/36 (h)	2,633,905	2,013,673
Series 2006-QS18, Class 1A1, 0.768%
(1 Month LIBOR USD + 0.600%), 12/25/36 (h)	4,780,416	3,660,319
Residential Funding Securities Corp.
Series 2002-RP1, Class A1, 1.028%
(1 Month LIBOR USD + 0.860%), 3/25/33 (c)(h)	718,729	600,298
Residential Mortgage Loan Trust
Series 2020-1, Class B2, 4.665%, 2/25/24 (a)(c)	2,129,000	1,762,557
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class BX, 1.563%, 5/25/57 (a)	3,922,275	1,774,108
Series 2018-1, Class M, 4.750%, 5/25/57 (a)	6,225,000	6,587,139
Series 2018-2, Class XSIO, 0.065%, 11/25/57 (a)(g)	614,424,726	1,977,096
Series 2018-2, Class BX, 1.736%, 11/25/57 (a)	8,192,297	3,466,960
Series 2018-2, Class M, 4.750%, 11/25/57	7,475,000	7,275,627
Series 2019-2, Class M, 4.750%, 8/25/58 (a)(c)	2,000,000	1,872,558
Series 2020-1, Class BXS, 1.732%, 8/25/59 (a)(c)	7,500,000	5,026,515
Sequoia Mortgage Trust
Series 2016-1, Class AIO1, 0.307%, 6/25/46 (a)(c)(g)	85,161,837	418,145
Series 2017-1, Class AIO3, 0.500%, 2/25/47 (a)(c)(g)	12,970,460	146,601
Series 2018-7, Class AIO1, 0.221%, 9/25/48 (a)(c)(g)	117,888,631	340,474
Series 2019-3, Class B3, 4.095%, 9/25/49 (a)(c)	1,493,226	1,321,908
Series 2019-4, Class B3, 3.796%, 11/25/49 (a)(c)	1,773,387	1,614,555
Shellpoint Co-Originator Trust
Series 2017-1, Class AX1, 0.166%, 4/25/47 (a)(c)(g)	167,732,478	1,034,255
Sofi Mortgage Trust
Series 2016-1, Class B2, 3.157%, 11/25/46 (a)(c)	1,499,806	1,452,812
Soundview Home Loan Trust
Series 2006-WF1, Class A4, 0.448%
(1 Month LIBOR USD + 0.280%), 10/25/36 (h)	1,340,050	1,287,872
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-21, Class 3A1, 3.564%, 11/25/35 (a)	60,393	52,825
Structured Asset Investment Loan Trust
Series 2003-BC9, Class M1, 1.218%
(1 Month LIBOR USD + 1.050%), 8/25/33 (h)	543,013	522,009
Terwin Mortgage Trust
Series 2004-4SL, Class B3, 8.000%, 3/25/34 (a)(c)	154,367	143,684
Towd Point Asset Funding, LLC
Series 2019-HE1, Class M1, 1.268%
(1 Month LIBOR USD + 1.100%), 4/25/48 (c)(h)	6,411,064	6,247,582

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
Towd Point Asset Funding, LLC (Continued)
Series 2019-HE1, Class M2, 1.918%
(1 Month LIBOR USD + 1.750%), 4/25/48 (c)(h)	$4,461,000	$4,261,593
Towd Point Mortgage Trust
Series 2019-HY1, Class B1, 2.318%
(1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	3,350,000	2,926,371
Series 2019-HY1, Class B2, 2.318%
(1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	11,339,000	8,047,609
Series 2019-HY1, Class B3, 2.318%
(1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	6,170,000	5,015,071
Series 2019-HY1, Class B4, 2.318%
(1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	6,170,000	4,829,336
Series 2019-HY1, Class XA, 5.000%, 10/25/48 (a)(c)	6,305,846	6,328,619
Series 2015-3, Class B3, 4.263%, 3/25/54 (a)(c)	2,000,000	1,928,397
Series 2016-1, Class B3, 2.521%, 2/25/55 (a)(c)	2,000,000	2,026,164
Series 2015-5, Class B3, 4.041%, 5/25/55 (a)(c)	2,000,000	1,649,904
Series 2016-2, Class B3, 0.792%, 8/25/55 (a)(c)	4,000,000	3,034,561
Series 2016-3, Class B3, 4.139%, 4/25/56 (a)(c)	5,000,000	4,463,281
Series 2016-5, Class B3, 3.784%, 10/25/56 (a)(c)	11,671,000	9,055,540
Series 2017-1, Class B3, 3.952%, 10/25/56 (a)(c)	8,750,000	6,854,676
Series 2017-5, Class B2, 2.268%
(1 Month LIBOR USD + 2.100%), 2/25/57 (c)(h)	6,641,000	5,650,463
Series 2017-5, Class B3, 2.668%
(1 Month LIBOR USD + 2.500%), 2/25/57 (c)(h)	5,415,000	4,643,233
Series 2017-2, Class B3, 4.180%, 4/25/57 (a)(c)	5,000,000	4,817,431
Series 2017-3, Class B3, 4.007%, 7/25/57 (a)(c)	8,750,000	6,920,788
Series 2019-1, Class B2, 3.880%, 3/25/58 (a)(c)	4,000,000	3,873,476
Series 2018-6, Class B2, 3.895%, 3/25/58 (a)(c)	2,750,000	2,444,810
Series 2018-3, Class B1,0.508%, 5/25/58 (a)(c)	9,000,000	7,336,021
Series 2019-HY2, Class M2, 2.068%
(1 Month LIBOR USD + 1.900%), 5/25/58 (c)(h)	6,851,000	5,165,255
Series 2019-HY2, Class B1, 2.418%
(1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	9,851,000	7,326,944
Series 2019-HY2, Class B2, 2.418%
(1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	8,639,000	6,089,493
Series 2019-HY2, Class B3, 2.418%
(1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	2,294,000	1,859,739
Series 2019-HY2, Class B4, 2.418%
(1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	1,836,000	1,448,211
Series 2018-3, Class B2, 3.975%, 5/25/58 (a)(c)	1,750,000	1,339,832
Series 2018-4, Class B2, 3.344%, 6/25/58 (a)(c)	1,750,000	1,228,566
Series 2018-5, Class B1, 3.514%, 7/25/58 (a)(c)	9,000,000	7,173,389
Series 2018-5, Class B2, 3.514%, 7/25/58 (a)(c)	1,750,000	1,313,399

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
Towd Point Mortgage Trust (Continued)
Series 2018-SJ1, Class M1, 4.500%, 10/25/58 (a)(c)	$4,810,500	$4,916,013
Series 2018-SJ1, Class M2, 4.750%, 10/25/58 (a)(c)	10,000,000	9,952,277
Series 2018-SJ1, Class B1, 5.250%, 10/25/58 (a)(c)	10,000,000	9,052,380
Series 2019-SJ1, Class M1, 4.400%, 11/25/58 (a)(c)	5,606,000	5,615,651
Series 2019-SJ1, Class M2, 4.750%, 11/25/58 (a)(c)	10,438,000	10,313,616
Series 2019-SJ2, Class M2, 4.750%, 11/25/58 (a)(c)	12,000,000	12,043,260
Series 2019-SJ1, Class A2, 5.000%, 11/25/58 (a)(c)	12,276,766	12,238,389
Series 2019-SJ2, Class B1, 5.000%, 11/25/58 (a)(c)	13,052,000	11,688,493
Series 2019-SJ2, Class XA, 5.000%, 11/25/58 (a)(c)	22,520,542	22,949,363
Series 2019-HY3, Class M1, 1.668%
(1 Month LIBOR USD + 1.500%), 10/25/59 (c)(h)	9,495,000	8,200,732
Series 2019-HY3, Class M2, 1.868%
(1 Month LIBOR USD + 1.700%), 10/25/59 (c)(h)	10,115,000	8,795,981
Series 2019-HY3, Class B1, 2.168%
(1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	5,514,000	4,581,387
Series 2019-HY3, Class B2, 2.168%
(1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	4,130,000	3,251,439
Series 2019-HY3, Class B3, 2.168%
(1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	1,106,000	832,083
Series 2019-HY3, Class B4, 2.168%
(1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	1,105,000	791,386
Series 2015-2, Class 1B3, 1.433%, 11/25/60 (a)(c)	2,000,000	1,875,498
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A2, 6.292%, 2/25/49 (c)(k)	1,500,000	1,216,318
Series 2019-NPL4, Class A1B, 4.150%, 8/25/49 (c)(k)	4,000,000	4,176,456
Series 2019-NPL4, Class A2, 5.438%, 8/25/49 (c)(k)	2,000,000	1,964,992
Series 2019-NPL5, Class A2, 5.194%, 9/25/49 (c)(k)	1,800,000	1,354,726
Series 2020-NPL2, Class A1B, 3.672%, 2/25/50 (c)(k)	18,000,000	16,088,958
Series 2020-NPL2, Class A2, 4.336%, 2/25/50 (c)(k)	12,000,000	12,029,868
Series 2020-NPL5, Class A1B, 3.475%, 3/25/50 (c)(k)	1,375,000	1,277,462
Series 2020-NPL5, Class A2, 3.967%, 3/25/50 (c)(k)	3,745,000	2,606,649
Verus Securitization Trust
Series 2019-1, Class B1, 5.311%, 2/25/59 (a)(c)	214,000	176,208
Series 2019-INV2, Class B1, 4.452%, 7/25/59 (a)(c)(k)	500,000	423,165
Series 2019-INV3, Class B2, 4.791%, 11/25/59 (a)(c)(k)	650,000	472,191
Series 2020-1, Class B1, 3.624%, 1/25/60 (a)(c)	1,700,000	1,508,927
VOLT LXXX LLC
Series 2019-NPL6, Class A1A, 3.228%, 10/25/49 (c)(k)	2,006,635	1,932,421
VOLT LXXXIII LLC
Series 2019-NPL9, Class A2, 4.949%, 11/26/49 (c)(k)	4,500,000	4,324,356
VOLT LXXXIV LLC
Series 2019-NPL10, Class A2, 4.704%, 12/27/49 (c)(k)	4,500,000	3,294,028
VOLT LXXXV LLC
Series 2020-NPL1, Class A2, 4.458%, 1/25/50 (c)(k)	9,150,000	6,322,099

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
VOLT LXXXVII LLC
Series 2020-NPL3, Class A2, 4.336%, 2/25/50 (c)(k)	$22,969,000	$16,322,695
VOLT LXXXVIII LLC
Series 2020-NPL4, Class A2, 4.090%, 3/25/50 (c)(k)	2,308,000	2,034,306
WaMu Asset-Backed Certificates WaMu Series Trust
Series 2007-HE2, Class 2A1, 0.268%
(1 Month LIBOR USD + 0.100%), 2/25/37 (h)	21,600,593	8,402,054
WaMu Mortgage Pass-Through Certificates
Series 2006-AR18, Class 1A1, 3.079%, 1/25/37 (a)	1,340,720	1,192,749
Series 2005-AR1, Class B1, 0.993%
(1 Month LIBOR USD + 0.825%), 1/25/45 (h)	7,766,131	7,427,481
Series 2005-AR6, Class B1, 1.068%
(1 Month LIBOR USD + 0.900%), 4/25/45 (h)	4,332,025	2,938,020
Series 2005-AR13, Class B1, 0.768%
(1 Month LIBOR USD + 0.600%), 10/25/45 (h)	8,025,225	5,497,183
Series 2005-AR17, Class A1B3, 0.518%
(1 Month LIBOR USD + 0.350%), 12/25/45 (h)	2,109,233	1,905,774
Series 2005-AR17, Class A1B2, 0.578%
(1 Month LIBOR USD + 0.410%), 12/25/45 (h)	640,534	582,879
Series 2006-AR5, Class A1A, 2.681%
(12 Month US Treasury Average + 0.990%), 6/25/46 (h)	1,423,648	1,314,997
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-4, Class 1A5, 7.000%, 6/25/37	6,094,183	3,783,646
Washington Mutual Mortgage Pass-Through
Certificates Series Trust
Series 2006-AR9, Class 2A, 2.531%
(12 Month US Treasury Average + 0.840%), 11/25/46 (h)	4,145,535	3,502,311
Series 2007-OA1, Class A1, 2.401%
(12 Month US Treasury Average + 0.710%), 12/25/46 (h)	3,978,154	3,397,659
Wells Fargo Mortgage Backed Securities
Series 2018-1, Class AIO1, 0.189%, 7/25/47 (a)(c)(g)	116,031,470	725,464
Total Residential Mortgage-Backed Securities –
Non-Agency (cost $1,049,784,037)		903,201,904

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS – 0.6%
BasePoint – BP SLL Trust, Series SPL-III
10.500%, 12/31/20 (d)(e)	6,178,924	6,178,924
CCTC Acquisition Partners LLC,
Convertible Promissory Note
12.000%, 2/8/21 (e)(f)(i)	749,058	449,435
Total Private Placement Participation Agreements
(cost $6,927,982)		6,628,359

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Shares	Value
MONEY MARKET FUND – 2.8%
First American Government
Obligations Fund – Class Z, 0.060% (b)	30,164,810	$30,164,810
Total Money Market Fund (cost $30,164,810)		30,164,810
Total Investments (cost $1,273,578,783) – 99.6%		1,057,613,458
Other Assets less Liabilities – 0.4%		3,932,170
TOTAL NET ASSETS – 100.0%		$1,061,545,628

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of May 31, 2020.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2020.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of May 31, 2020, the value of these investments was $768,978,860 or 72.4% of total net assets.

(d)
Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint – BP SLL Trust, Series SPL-III. As of May 31, 2020, the value of this investment was $6,178,924 or 0.6% of total net assets. The security was acquired from October 2017 to January 2020 at a cost of $6,178,924.

(e)
Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs. As of  May 31, 2020, the total value of fair valued securities was $6,628,359 or 0.6% of total net assets.

(f)	Non-income producing.
(g)	Interest only security.
(h)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2020.
(i)
Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of CCTC Acquisition Partners LLC. As of May 31, 2020, the value of this investment was $449,435 or 0.0% of total net assets. The security was acquired in February 2018 at a cost of $749,058.

(j)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(k)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of May 31, 2020.
(l)
Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of May 31, 2020.

FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES – AGENCY – 0.0%
Small Business Administration Participation Certificates
Series 2012-10E, Class 1, 0.980%, 9/1/22	$62	$62
Total Asset-Backed Securities – Agency (cost $61)		62

ASSET-BACKED SECURITIES – NON-AGENCY – 20.7%
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.110%, 4/12/23 (c)	190,564	190,994
Series 2017-1, Class E, 5.440%, 3/13/24 (c)	2,500,000	2,519,834
Series 2018-3, Class E, 5.170%, 10/15/24 (c)	3,000,000	2,985,444
Series 2017-4, Class E, 5.020%, 12/10/24 (c)	1,650,000	1,680,506
American Express Credit Account Master Trust
Series 2017-5, Class A, 0.564%
(1 Month LIBOR USD + 0.380%), 2/18/25 (f)	1,250,000	1,253,647
Barclays Dryrock Issuance Trust
Series 2017-2, Class A, 0.484%
(1 Month LIBOR USD + 0.300%), 5/15/23 (f)	1,000,000	1,000,059
Series 2018-1, Class A, 0.514%
(1 Month LIBOR USD + 0.330%), 7/15/24 (f)	1,000,000	994,839
Capital One Multi-Asset Execution Trust
Series 2018-A2, Class A2, 0.534%
(1 Month LIBOR USD + 0.350%), 3/16/26 (f)	670,000	664,598
Carvana Auto Receivables Trust
Series 2019-3A, Class D, 3.040%, 4/15/25 (c)	1,500,000	1,444,778
Series 2019-4A, Class D, 3.070%, 7/15/25 (c)	3,000,000	2,959,808
Cazenovia Creek Funding II LLC
Series 2018-1A, Class A, 3.561%, 7/15/30 (c)	924,745	916,785
CPS Auto Trust
Series 2016-D, Class D, 4.530%, 1/17/23 (c)	925,000	926,100
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.840%, 3/15/23	1,359,924	1,377,107
Series 2016-CA, Class D, 4.180%, 3/15/24 (c)	1,420,981	1,441,919
Series 2018-1, Class D, 3.810%, 5/15/24	2,000,000	2,021,089
Series 2017-BA, Class E, 5.300%, 7/15/24 (c)	2,000,000	2,047,345
Series 2018-2, Class D, 4.140%, 8/15/24	2,000,000	2,042,538
Series 2018-3, Class C, 3.720%, 9/16/24	1,862,121	1,877,767
Series 2019-2, Class D, 3.690%, 8/17/26	1,000,000	960,293
Series 2019-4, Class D, 2.700%, 2/16/27	1,000,000	967,626
Series 2020-1, Class D, 2.700%, 5/17/27	1,300,000	1,217,135
DT Auto Owner Trust
Series 2018-2A, Class C, 3.670%, 3/15/24 (c)	423,529	428,170
Series 2017-4A, Class E, 5.150%, 11/15/24 (c)	2,500,000	2,512,421

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
DT Auto Owner Trust (Continued)
Series 2019-2A, Class D, 3.480%, 2/18/25 (c)	$500,000	$496,463
Series 2019-4A, Class D, 2.850%, 7/15/25 (c)	3,655,000	3,564,233
Exeter Automobile Receivables Trust
Series 2017-1A, Class D, 6.200%, 11/15/23 (c)	3,000,000	2,975,825
First Investors Auto Owner Trust
Series 2016-2A, Class D, 3.350%, 11/15/22 (c)	2,500,000	2,483,427
Series 2019-1A, Class D, 3.550%, 4/15/25 (c)	3,000,000	2,782,705
Flagship Credit Auto Trust
Series 2015-3, Class D, 7.120%, 11/15/22 (c)	2,500,000	2,526,547
Series 2017-3, Class D, 3.730%, 9/15/23 (c)	1,000,000	994,745
Series 2016-4, Class E, 6.440%, 1/16/24 (c)	3,490,000	3,584,363
Series 2018-3, Class D, 4.150%, 12/16/24 (c)	2,707,000	2,579,210
Ford Credit Floorplan Master Owner Trust
Series 2018-1, Class A2, 0.464%
(1 Month LIBOR USD + 0.280%), 5/15/23 (f)	1,250,000	1,229,342
Series 2018-3, Class A2, 0.584%
(1 Month LIBOR USD + 0.400%), 10/15/23 (f)	1,250,000	1,252,194
GLS Auto Receivables Trust
Series 2017-1A, Class B, 2.980%, 12/15/21 (c)	30,643	30,755
Series 2018-1A, Class A, 2.820%, 7/15/22 (c)	35,288	35,244
Series 2019-2A, Class C, 3.540%, 2/18/25 (c)	2,000,000	1,918,168
GMF Floorplan Owner Revolving Trust
Series 2018-4, Class A2, 0.594%
(1 Month LIBOR USD + 0.410%), 9/15/23 (c)(f)	1,000,000	1,001,755
Gracechurch Card Funding Plc
Series 2018-1A, Class A, 0.584%
(1 Month LIBOR USD + 0.400%), 7/15/22 (c)(f)	1,600,000	1,599,162
NextGear Floorplan Master Owner Trust
Series 2018-2A, Class A1, 0.784%
(1 Month LIBOR USD + 0.600%), 10/15/23 (c)(f)	1,000,000	960,006
Prestige Auto Receivables Trust
Series 2016-2A, Class D, 3.910%, 11/15/22 (c)	1,085,000	1,087,737
Series 2017-1A, Class D, 3.610%, 10/16/23 (c)	2,055,000	2,070,126
Santander Drive Auto Receivables Trust
Series 2018-2, Class C, 3.350%, 7/17/23	1,205,000	1,214,038
Series 2017-3, Class E, 4.970%, 1/15/25	2,000,000	2,033,071
SLM Private Credit Student Loan Trust
Series 2003-C, Class A5, 2.930%
(28 Day Auction Rate + 0.000%), 9/15/32 (f)	400,000	371,356
SoFi Professional Loan Program, LLC
Series 2016-B, Class A1, 1.368%
(1 Month LIBOR USD + 1.200%), 6/25/33 (c)(f)	194,085	194,102

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
SoFi Professional Loan Program, LLC (Continued)
Series 2016-C, Class A1, 1.268%
(1 Month LIBOR USD + 1.100%), 10/27/36 (c)(f)	$307,558	$301,808
Series 2015-D, Class A1, 1.668%
(1 Month LIBOR USD + 1.500%), 10/27/36 (c)(f)	156,885	157,665
South Carolina Student Loan Corp.
Series 2013-1, Class A, 0.668%
(1 Month LIBOR USD + 0.500%), 1/25/41 (f)	130,032	122,589
United Auto Credit Securitization Trust
Series 2018-1, Class D, 3.520%, 11/10/22 (c)	188,726	189,136
Series 2018-2, Class E, 5.260%, 5/10/23 (c)	3,000,000	3,009,493
Series 2019-1, Class D, 3.470%, 8/12/24 (c)	2,000,000	1,999,095
Volvo Financial Equipment Master Owner Trust
Series 2017-A, Class A, 0.684%
(1 Month LIBOR USD + 0.500%), 11/15/22 (c)(f)	1,000,000	997,421
Westlake Automobile Receivables Trust
Series 2018-2A, Class D, 4.000%, 1/16/24 (c)	2,500,000	2,532,518
Series 2019-1A, Class D, 3.670%, 3/15/24 (c)	2,000,000	2,046,152
Series 2019-3A, Class D, 2.720%, 11/15/24 (c)	2,500,000	2,435,622
Total Asset-Backed Securities – Non-Agency
(cost $86,693,130)		85,206,875

COLLATERALIZED LOAN OBLIGATIONS – 21.0%
ACIS CLO Ltd.
Series 2014-4A, Class A, 2.107%
(3 Month LIBOR USD + 1.420%), 5/1/26 (c)(f)	646,916	642,987
Series 2014-5A, Class A1, 2.197%
(3 Month LIBOR USD + 1.510%), 11/1/26 (c)(f)	872,369	870,957
Series 2017-7A, Class A1, 2.037%
(3 Month LIBOR USD + 1.350%), 5/1/27 (c)(f)	1,414,799	1,395,961
Series 2015-6A, Class A1, 2.277%
(3 Month LIBOR USD + 1.590%), 5/1/27 (c)(f)	214,649	214,732
AMMC CLO XIV Ltd.
Series 2014-14R, Class A1LR, 2.241%
(3 Month LIBOR USD + 1.250%), 7/25/29 (c)(f)	1,155,000	1,129,746
Anchorage Capital CLO Ltd.
Series 2014-4RA, Class A, 1.937%
(3 Month LIBOR USD + 1.050%), 1/28/31 (c)(f)	2,500,000	2,476,515
Atlas Senior Loan Fund IX Ltd.
Series 2018-9A, Class A, 2.005%
(3 Month LIBOR USD + 0.870%), 4/20/28 (c)(f)	3,973,823	3,888,144

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
Atlas Senior Loan Fund V Ltd.
Series 2014-1A, Class AR2, 2.436%
(3 Month LIBOR USD + 1.260%), 7/16/29 (c)(f)	$2,750,916	$2,709,443
Battalion CLO VII Ltd.
Series 2014-7A, Class A1RR, 2.175%
(3 Month LIBOR USD + 1.040%), 7/17/28 (c)(f)	3,000,000	2,951,400
Benefit Street Partners CLO VII Ltd.
Series 2015-VIIA, Class A1AR, 1.915%
(3 Month LIBOR USD + 0.780%), 7/18/27 (c)(f)	2,485,104	2,477,698
California Street CLO XII Ltd.
Series 2013-12A, Class AR, 2.249%
(3 Month LIBOR USD + 1.030%), 10/15/25 (c)(f)	2,409,653	2,383,735
Carlyle Global Market Strategies CLO Ltd.
Series 2015-3A, Class A1R, 1.887%
(3 Month LIBOR USD + 1.000%), 7/28/28 (c)(f)	1,000,000	991,660
Catamaran CLO Ltd.
Series 2014-2A, Class A1R, 2.535%
(3 Month LIBOR USD + 1.400%), 10/18/26 (c)(f)	809,609	807,133
Series 2013-1A, Class AR, 1.841%
(3 Month LIBOR USD + 0.850%), 1/27/28 (c)(f)	2,788,428	2,727,757
Cent CLO Ltd.
Series 2013-19A, Class A1A, 2.171%
(3 Month LIBOR USD + 1.330%), 10/29/25 (c)(f)	307,723	306,805
CIFC Funding Ltd.
Series 2015-2A, Class AR2, 2.229%
(3 Month LIBOR USD + 1.010%), 4/15/30 (c)(f)	2,500,000	2,457,060
Series 2019-2A, Class A, 2.385%
(3 Month LIBOR USD + 1.250%), 4/17/30 (c)(f)	3,250,000	3,205,527
Series 2014-2RA, Class A1, 2.070%
(3 Month LIBOR USD + 1.050%), 4/24/30 (c)(f)	1,760,000	1,728,712
Crown Point CLO III Ltd.
Series 2015-3A, Class A1AR, 2.129%
(3 Month LIBOR USD + 0.910%), 12/31/27	2,300,947	2,283,690
Cutwater Ltd.
Series 2014-1A, Class A1AR, 2.469%
(3 Month LIBOR USD + 1.250%), 7/15/26 (c)(f)	1,075,542	1,067,801
Ellington CLO IV Ltd.
Series 2019-1A, Class A, 3.059%
(3 Month LIBOR USD + 1.840%), 4/15/29 (c)(f)	2,000,000	1,984,244
Flagship VII Ltd.
Series 2013-7A, Class BR, 2.685%
(3 Month LIBOR USD + 1.550%), 1/20/26 (c)(f)	153,203	153,337

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A, 2.269%
(3 Month LIBOR USD + 1.050%), 7/15/27 (c)(f)	$641,683	$633,950
Golub Capital Partners CLO Ltd.
Series 2018-39A, Class A1, 2.285%
(3 Month LIBOR USD + 1.150%), 10/20/28 (c)(f)	280,000	275,894
Halcyon Loan Advisors Funding Ltd.
Series 2014-3A, Class AR, 2.198%
(3 Month LIBOR USD + 1.100%), 10/22/25 (c)(f)	55,030	54,710
Series 2014-1A, Class A1R, 2.265%
(3 Month LIBOR USD + 1.130%), 4/18/26 (c)(f)	126,151	125,520
Series 2015-1A, Class AR, 2.055%
(3 Month LIBOR USD + 0.920%), 4/20/27 (c)(f)	369,400	365,142
Hull Street CLO Ltd.
Series 2014-1A, Class AR, 2.355%
(3 Month LIBOR USD + 1.220%), 10/18/26 (c)(f)	952,321	944,521
KKR Financial CLO Ltd.
Series 2013-1A, Class A1R, 2.509%
(3 Month LIBOR USD + 1.290%), 4/15/29 (c)(f)	2,000,000	1,957,866
LCM XXV Ltd.
Series 2017-25, Class A, 2.345%
(3 Month LIBOR USD + 1.210%), 7/20/30 (c)(f)	791,000	777,334
Madison Park Funding Ltd.
Series 2018-30A, Class A, 1.969%
(3 Month LIBOR USD + 0.750%), 4/15/29 (c)(f)	3,000,000	2,940,000
Series 2013-11A, Class AR, 2.203%
(3 Month LIBOR USD + 1.160%), 7/23/29 (c)(f)	2,000,000	1,953,086
Mountain Hawk II CLO Ltd.
Series 2013-2A, Class BR, 2.735%
(3 Month LIBOR USD + 1.600%), 7/20/24 (c)(f)	232,744	232,167
Mountain Hawk III CLO Ltd.
Series 2014-3A, Class AR, 2.335%
(3 Month LIBOR USD + 1.200%), 4/18/25 (c)(f)	711,517	709,090
Mountain View CLO LLC
Series 2017-2A, Class X, 1.826%
(3 Month LIBOR USD + 0.650%), 1/16/31 (c)(f)	45,000	44,799
Mountain View CLO X Ltd.
Series 2014-1A, Class ARR, 2.019%
(3 Month LIBOR USD + 0.800%), 10/15/26 (c)(f)	1,733,059	1,719,476
Series 2015-10A, Class AR, 2.131%
(3 Month LIBOR USD + 0.820%), 10/13/27 (c)(f)	2,591,539	2,559,253
MP CLO VII Ltd.
Series 2015-1A, Class ARR, 2.215%
(3 Month LIBOR USD + 1.080%), 10/18/28 (c)(f)	1,800,000	1,756,369

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
Nassau II Ltd.
Series 2017-IIA, Class AL, 2.469%
(3 Month LIBOR USD + 1.250%), 1/15/30 (c)(f)	$800,000	$783,281
Newfleet CLO Ltd.
Series 2016-1A, Class A1R, 2.085%
(3 Month LIBOR USD + 0.950%), 4/20/28 (c)(f)	500,000	490,011
OCP CLO Ltd.
Series 2015-10A, Class A1R, 1.811%
(3 Month LIBOR USD + 0.820%), 10/26/27 (c)(f)	2,576,185	2,546,247
OZLM XII Ltd.
Series 2015-12A, Class A1R, 1.810%
(3 Month LIBOR USD + 1.050%), 4/30/27 (c)(f)	1,300,000	1,288,832
Regatta VI Funding Ltd.
Series 2016-1A, Class AR, 2.215%
(3 Month LIBOR USD + 1.080%), 7/20/28 (c)(f)	500,000	492,893
Saranac CLO III Ltd.
Series 2014-3A, Class ALR, 2.295%
(3 Month LIBOR USD + 1.100%), 6/22/30 (c)(f)	1,800,000	1,782,058
Telos CLO Ltd.
Series 2014-6A, Class A1R, 2.405%
(3 Month LIBOR USD + 1.270%), 1/17/27 (c)(f)	1,276,787	1,271,799
Series 2013-4A, Class AR, 2.375%
(3 Month LIBOR USD + 1.240%), 1/17/30 (c)(f)	248,878	244,686
TICP CLO I Ltd.
Series 2015-1A, Class AR, 1.935%
(3 Month LIBOR USD + 0.800%), 7/20/27 (c)(f)	180,968	179,033
Tralee CLO V Ltd.
Series 2018-5A, Class A1, 2.245%
(3 Month LIBOR USD + 1.110%), 10/20/28 (c)(f)	2,250,000	2,217,069
Trinitas CLO IV Ltd.
Series 2016-4A, Class XR, 1.885%
(3 Month LIBOR USD + 0.750%), 10/18/31 (c)(f)	275,000	275,021
Venture 38 CLO Ltd.
Series 2019-38, 1.910%, 7/30/32	2,850,000	2,821,500
Venture XVII CLO Ltd.
Series 2014-17A, Class ARR, 2.099%
(3 Month LIBOR USD + 0.880%), 4/15/27 (c)(f)	1,949,893	1,911,788
Venture XXIV CLO Ltd.
Series 2016-24A, Class AR, 2.315%
(3 Month LIBOR USD + 1.180%), 10/20/28 (c)(f)	2,000,000	1,957,578
Venture XXVI CLO Ltd.
Series 2017-26A, Class A, 2.585%
(3 Month LIBOR USD + 1.450%), 1/20/29 (c)(f)	2,000,000	1,966,692

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
Venture XXVII CLO Ltd.
Series 2017-27A, Class A, 2.435%
(3 Month LIBOR USD + 1.300%), 7/20/30 (c)(f)	$100,000	$98,093
Vibrant CLO VI Ltd.
Series 2017-6A, Class A, 2.356%
(3 Month LIBOR USD + 1.240%), 6/20/29 (c)(f)	3,000,000	2,924,668
WhiteHorse IX Ltd.
Series 2014-9A, Class AR, 2.295%
(3 Month LIBOR USD + 1.160%), 7/17/26 (c)(f)	1,650,495	1,640,004
Wind River CLO Ltd.
Series 2016-1A, Class AR, 2.269%
(3 Month LIBOR USD + 1.050%), 7/15/28 (c)(f)	1,000,000	985,573
Zais CLO 5 Ltd.
Series 2016-2A, Class A1, 2.749%
(3 Month LIBOR USD + 1.530%), 10/15/28 (c)(f)	2,421,624	2,392,489
Zais CLO 8 Ltd.
Series 2018-8, Class A, 2.169%
(3 Month LIBOR USD + 0.950%), 4/15/29 (c)(f)	2,274,816	2,228,709
Total Collateralized Loan Obligations
(cost $87,452,026)		86,402,245

COMMERCIAL MORTGAGE-BACKED SECURITIES – AGENCY – 0.0%
GNMA
Series 2009-4, Class IO, 0.390%, 1/16/49 (a)(i)	342,628	2,402
Total Commercial Mortgage-Backed Securities – Agency
(cost $1,723)		2,402

COMMERCIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 8.2%
Bayview Commercial Asset Trust
Series 2007-2A, Class A1, 0.438%
(1 Month LIBOR USD + 0.270%), 7/25/37 (c)(f)	330,466	290,892
Series 2007-6A, Class A3A, 1.418%
(1 Month LIBOR USD + 1.250%), 12/25/37 (c)(f)	198,726	198,089
BX Trust
Series 2018-BILT, Class A, 0.984%
(1 Month LIBOR USD + 0.800%), 5/15/30 (c)(f)	3,000,000	2,808,552
Series 2019-MMP, Class A, 1.184%
(1 Month LIBOR USD + 1.000%), 8/15/36 (c)(f)	3,000,000	2,917,006
BXMT Ltd.
Series 2017-FL1, Class A, 1.054%
(1 Month LIBOR USD + 0.870%), 6/15/35 (c)(f)	1,402,429	1,389,991

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
BXMT Ltd. (Continued)
Series 2017-FL1, Class B, 1.684%
(1 Month LIBOR USD + 1.500%), 6/15/35 (c)(f)	$750,000	$716,553
Series 2017-FL1, Class C, 2.134%
(1 Month LIBOR USD + 1.950%), 6/15/35 (c)(f)	500,000	481,688
Cherrywood SB Commercial Mortgage Loan Trust
Series 2016-1A, Class AFL, 2.818%
(1 Month LIBOR USD + 2.650%), 3/25/49 (c)(f)	72,244	72,795
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 0.684%
(1 Month LIBOR USD + 0.500%), 5/15/31 (c)(f)	95,045	85,773
DBCG Mortgage Trust
Series 2017-BBG, Class C, 1.184%
(1 Month LIBOR USD + 1.000%), 6/15/34 (c)(f)	350,000	322,086
FREMF Mortgage Trust
Series 2020-KI05, Class B, 2.468%
(1 Month LIBOR USD + 2.300%), 7/25/24 (c)(f)	2,250,000	2,089,265
Series 2019-KF68, Class B, 2.530%
(1 Month LIBOR USD + 2.200%), 7/25/26 (c)(f)	1,999,604	1,771,139
GE Business Loan Trust
Series 2007-1A, Class A, 0.354%
(1 Month LIBOR USD + 0.170%), 4/15/35 (c)(f)	197,335	181,705
GPMT Ltd.
Series 2018-FL1, Class A, 1.071%
(1 Month LIBOR USD + 0.900%), 11/21/35 (c)(f)	131,198	129,892
Series 2019-FL2, Class A, 1.484%
(1 Month LIBOR USD + 1.300%), 2/22/36 (c)(f)	3,000,000	2,893,572
Great Wolf Trust
Series 2019-WOLF, Class A, 1.218%
(1 Month LIBOR USD + 1.034%), 12/15/36 (c)(f)	3,000,000	2,836,897
GS Mortgage Securities Corp. Trust
Series 2017-500K, Class E, 1.750%
(1 Month LIBOR USD + 1.500%), 7/15/32 (c)(f)	500,000	479,380
Hunt CRE Ltd.
Series 2017-FL1, Class A, 1.184%
(1 Month LIBOR USD + 1.000%), 8/15/34 (c)(f)	957,466	926,440
IMT Trust
Series 2017-APTS, Class DFL, 1.734%
(1 Month LIBOR USD + 1.550%), 6/15/34 (c)(f)	451,874	430,168
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2019-MFP, Class A, 1.144%
(1 Month LIBOR USD + 0.960%), 7/15/36 (c)(f)	3,000,000	2,842,452

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2007-3A, Class AJ, 3.997%, 10/25/37 (a)(c)	$1,514,000	$1,535,118
Motel 6 Trust
Series 2017-MTL6, Class A, 1.104%
(1 Month LIBOR USD + 0.920%), 8/15/34 (c)(f)	835,197	781,885
Multi-family Connecticut Avenue Securities Trust
Series 2020-01, Class M7, 2.118%
(1 Month LIBOR USD + 1.950%), 3/25/50 (c)(f)	4,296,065	3,823,430
Silver Hill Trust
Series 2019-SBC1, Class A1, 3.102%, 11/25/49 (a)(c)	2,780,749	2,767,339
Velocity Commercial Capital Loan Trust
Series 2017-1, Class AFL, 1.418%
(1 Month LIBOR USD + 1.250%), 5/25/47 (c)(f)	135,698	134,795
Series 2017-2, Class AFL, 1.068%
(1 Month LIBOR USD + 0.900%), 11/25/47 (c)(f)	289,070	281,623
Series 2019-2, Class M3, 3.480%, 7/25/49 (a)(c)	597,964	549,630
Total Commercial Mortgage-Backed
Securities – Non-Agency (cost $35,303,451)		33,738,155

RESIDENTIAL MORTGAGE-BACKED SECURITIES – AGENCY – 22.5%
Fannie Mae Connecticut Avenue Securities
Series 2014-C02, Class 1M2, 2.768%
(1 Month LIBOR USD + 2.600%), 5/25/24 (f)	1,717,436	1,369,413
Series 2014-C04, Class 2M2, 5.168%
(1 Month LIBOR USD + 5.000%), 11/25/24 (f)	1,480,557	1,491,360
Series 2016-C03, Class 1M2, 5.468%
(1 Month LIBOR USD + 5.300%), 10/25/28 (f)	2,281,874	2,405,494
Series 2016-C03, Class 2M2, 6.068%
(1 Month LIBOR USD + 5.900%), 10/25/28 (f)	2,689,099	2,868,675
Series 2017-C01, Class 1ED1, 1.418%
(1 Month LIBOR USD + 1.250%), 7/25/29 (f)	895,570	892,164
Series 2017-C02, Class 2ED3, 1.518%
(1 Month LIBOR USD + 1.350%), 9/25/29 (f)	3,259,694	2,922,201
Series 2017-C07, Class 1M2A, 2.568%
(1 Month LIBOR USD + 2.400%), 5/25/30 (f)	654,588	598,985
Series 2017-C07, Class 2M2A, 2.668%
(1 Month LIBOR USD + 2.500%), 5/25/30 (f)	681,138	679,936
Series 2018-C04, Class 2M2, 2.718%
(1 Month LIBOR USD + 2.550%), 12/25/30 (f)	4,547,234	4,382,561
Series 2019-R01, Class 2M2, 2.618%
(1 Month LIBOR USD + 2.450%), 7/25/31 (c)(f)	4,380,463	4,308,920

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
Fannie Mae Connecticut Avenue Securities (Continued)
Series 2019-R02, Class 1M2, 2.468%
(1 Month LIBOR USD + 2.300%), 8/25/31 (c)(f)	$2,287,776	$2,258,420
Series 2019-R03, Class 1M2, 2.318%
(1 Month LIBOR USD + 2.150%), 9/25/31 (c)(f)	2,439,504	2,406,560
Fannie Mae REMICS
Series 2010-16, Class FA, 1.218%
(1 Month LIBOR USD + 1.050%), 3/25/40 (f)	5,367,885	5,494,216
Series 2011-5, Class NF, 1.168%
(1 Month LIBOR USD + 1.000%), 9/25/40 (f)	4,742,665	4,843,289
FHLMC REMIC Trust
Series 3823, Class GA, 3.500%, 1/15/26	4,049	4,171
Series 3834, Class GA, 3.500%, 3/15/26	6,421	6,629
Series 4911, 0.635%, 9/25/49	2,025,023	2,026,130
FHLMC SERIES
Series 4979, 0.635%, 6/25/48	1,807,311	1,809,005
FNMA REMIC TRUST
Series 2010-1, 1.385%, 2/25/40	5,235,966	5,422,291
Freddie Mac Structured Agency
Series 2013-DN1, Class M2, 7.318%
(1 Month LIBOR USD + 7.150%), 7/25/23 (f)	1,371,942	1,216,453
Freddie Mac Structured Agency Credit Risk
Series 2014-HQ2, Class M3, 3.918%
(1 Month LIBOR USD + 3.750%), 9/25/24 (f)	550,000	555,616
Series 2016-DNA2, Class M3, 4.818%
(1 Month LIBOR USD + 4.650%), 10/25/28 (f)	1,456,181	1,536,136
Series 2017-HQA1, Class M2, 3.718%
(1 Month LIBOR USD + 3.550%), 8/25/29 (f)	3,659,035	3,704,989
Series 2017-DNA3, Class M2, 2.668%
(1 Month LIBOR USD + 2.500%), 3/25/30 (f)	5,040,000	5,046,300
Series 2017-HQA3, Class M2, 2.518%
(1 Month LIBOR USD + 2.350%), 4/25/30 (f)	3,944,973	3,930,156
Series 2017-HQA3, Class M2B, 2.518%
(1 Month LIBOR USD + 2.350%), 4/25/30 (f)	1,500,000	1,314,178
Series 2018-HQA1, Class M2, 2.468%
(1 Month LIBOR USD + 2.300%), 9/25/30 (f)	2,617,481	2,463,124
Series 2018-HRP1, Class M2, 1.818%
(1 Month LIBOR USD + 1.650%), 4/25/43 (c)(f)	2,124,162	2,040,605
Series 2017-SPI1, Class M1, 3.978%, 9/25/47 (a)(c)	18,434	18,410
Series 2018-SPI2, Class M1, 3.810%, 5/25/48 (a)(c)	220,063	219,891
Series 2019-FTR2, Class M1, 1.118%
(1 Month LIBOR USD + 0.950%), 11/25/48 (c)(f)	1,932,969	1,902,659
Series 2018-SPI4, Class M2A, 4.464%, 11/25/48 (a)(c)	3,645,339	3,589,000

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
Freddie Mac Structured Agency Credit Risk (Continued)
Series 2019-DNA3, Class M2, 2.218%
(1 Month LIBOR USD + 2.050%), 7/25/49 (c)(f)	$6,151,958	$5,924,275
Series 2019-HQA4, Class M2AS, 1.018%
(1 Month LIBOR USD + 0.850%), 11/25/49 (c)(f)	2,000,000	1,916,718
Series 2019-HQA4, Class M2SB, 3.737%, 11/25/49 (c)	4,000,000	3,523,809
Freddie Mac Whole Loan Securities Trust
Series 2015-SC02, Class M2, 3.666%, 9/25/45 (a)	1,997,773	1,965,130
Series 2016-SC01, Class M1, 3.835%, 7/25/46 (a)	538,898	535,129
Series 2016-SC02, Class M1, 3.591%, 10/25/46 (a)	341,731	339,275
Series 2017-SC01, Class M1, 3.585%, 12/25/46 (a)(c)	627,852	623,447
GNMA
Series 2004-70, Class FH, 0.571%
(1 Month LIBOR USD + 0.400%), 7/20/34 (f)	4,095,470	4,098,839
Series 2008-55, Class WT, 5.348%, 6/20/37 (a)	11,964	13,357
Series 2010-144, Class DK, 3.500%, 9/16/39	50,262	53,024
Series 2010-150, Class GD, 2.500%, 9/20/39	16,945	17,211
Total Residential Mortgage-Backed Securities – Agency
(cost $96,173,789)		92,738,151

RESIDENTIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 24.5%
American Homes 4 Rent Trust
Series 2015-SFR2, Class D, 5.036%, 10/17/52 (c)	1,250,000	1,245,806
Angel Oak Mortgage Trust
Series 2017-1, Class A1, 2.810%, 1/25/47 (a)(c)	96,530	96,570
Series 2017-3, Class A2, 2.883%, 11/25/47 (a)(c)	16,843	16,837
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.294%, 3/25/31 (a)	28,949	28,920
Bellemeade Re Ltd.
Series 2018-2A, Class M1B, 1.518%
(1 Month LIBOR USD + 1.350%), 8/25/28 (c)(f)	125,190	122,673
Series 2019-1A, Class M1A, 1.468%
(1 Month LIBOR USD + 1.300%), 3/25/29 (c)(f)	41,209	41,123
Series 2019-1A, Class M1B, 1.918%
(1 Month LIBOR USD + 1.750%), 3/25/29 (c)(f)	1,000,000	936,235
Bombardier Capital Mortgage Securitization Corp.
Series 1999-B, Class A3, 7.180%, 12/15/29 (a)	86,567	23,298
CDC Mortgage Capital Trust
Series 2003-HE4, Class A1, 0.788%
(1 Month LIBOR USD + 0.620%), 3/25/34 (f)	465,452	343,076

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
Centex Home Equity Loan Trust
Series 2003-A, Class AF4, 4.250%, 12/25/31 (g)	$27,797	$28,072
Colony American Finance Ltd.
Series 2015-1, Class C, 4.833%, 10/15/47 (c)	555,000	558,590
ContiMortgage Home Equity Loan Trust
Series 1997-1, Class M1, 7.420%, 3/15/28	249,725	251,120
Countrywide Asset-Backed Certificates
Series 2004-11, Class M3, 1.668%
(1 Month LIBOR USD + 1.500%), 1/25/35 (f)	2,000,000	1,934,594
Credit Suisse Mortgage Trust
Series 2020-AFC1, Class M1, 2.841%, 2/25/50 (a)(c)	3,408,500	2,472,841
Credit-Based Asset Servicing and Securitization
Series 2003-CB1, Class AF, 3.950%, 1/25/33 (g)	6	6
Deephaven Residential Mortgage Trust
Series 2017-1A, Class A3, 3.485%, 12/26/46 (a)(c)	11,391	11,385
Series 2017-1A, Class B1, 6.250%, 12/26/46 (a)(c)	743,000	751,708
Series 2019-3A, Class B1, 4.258%, 7/25/59 (a)(c)	500,000	485,593
Eagle RE Ltd.
Series 2018-1, Class M1, 1.868%
(1 Month LIBOR USD + 1.700%), 11/25/28 (c)(f)	103,239	101,477
Series 2019-1, Class M1B, 1.968%
(1 Month LIBOR USD + 1.800%), 4/25/29 (c)(f)	1,203,129	1,175,652
Flagstar Mortgage Trust
Series 2018-6RR, Class 1A2, 0.868%
(1 Month LIBOR USD + 0.700%), 10/25/48 (c)(f)	1,914,087	1,882,829
Galton Funding Mortgage Trust
Series 2020-H1, Class A1, 2.310%, 1/25/60 (a)(c)	3,185,039	3,158,782
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (h)	80,773	82,544
GSAA Trust
Series 2004-3, Class M1, 6.220%, 4/25/34 (g)	33,824	34,863
Home RE Ltd.
Series 2019-1, Class M1, 1.818%
(1 Month LIBOR USD + 1.650%), 5/25/29 (c)(f)	551,741	542,164
Imc Home Equity Loan Trust
Series 1993-3, Class A8, 5.432%, 8/20/29 (h)	5,220	5,165
JP Morgan Alternative Loan Trust
Series 2005-A2, Class 1A1, 0.688%
(1 Month LIBOR USD + 0.520%), 1/25/36 (f)	140,607	138,176
JP Morgan Mortgage Trust
Series 2014-IVR6, Class B2, 2.561%, 7/25/44 (a)(c)	1,312,236	1,313,588
Series 2014-IVR6, Class B3, 2.561%, 7/25/44 (a)(c)	1,772,705	1,708,580

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
JP Morgan Mortgage Trust (Continued)
Series 2019-3, Class A11, 1.118%
(1 Month LIBOR USD + 0.950%), 9/25/49 (c)(f)	$648,908	$638,635
Series 2019-INV1, Class A11, 1.118%
(1 Month LIBOR USD + 0.950%), 10/25/49 (c)(f)	3,512,836	3,494,867
Series 2019-HYB1, Class A5A, 3.000%, 10/25/49 (a)(c)	778,906	765,477
Series 2019-5, Class A11, 1.068%
(1 Month LIBOR USD + 0.900%), 11/25/49 (c)(f)	1,718,058	1,675,428
Series 2019-6, Class B3, 4.254%, 12/25/49 (a)(c)(d)	4,425,493	4,211,732
Lehman Mortgage Trust
Series 2008-4, Class A1, 0.548%
(1 Month LIBOR USD + 0.380%), 1/25/37 (f)	913,173	322,479
LSTAR Securities Investment Ltd.
Series 2019-3, Class A2, 2.870%
(1 Month LIBOR USD + 2.500%), 4/1/24 (c)(f)	2,500,000	2,418,193
Series 2019-4, Class A2, 2.870%
(1 Month LIBOR USD + 2.500%), 5/1/24 (c)(f)	2,130,000	2,039,343
Series 2019-5, Class A2, 2.870%
(1 Month LIBOR USD + 2.500%), 11/1/24 (c)(f)	4,500,000	4,365,838
LSTAR Securities Investment Trust
Series 2019-1, Class A2, 2.970%
(1 Month LIBOR USD + 2.600%), 3/1/24 (c)(f)	2,000,000	1,860,544
Series 2019-2, Class A2, 2.870%
(1 Month LIBOR USD + 2.500%), 4/1/24 (c)(f)	2,000,000	1,356,663
Onslow Bay Financial LLC
Series 2019-EXP3, Class 2A1B, 1.068%
(1 Month LIBOR USD + 0.900%), 10/25/59 (c)(f)	4,241,000	4,106,727
Preston Ridge Partners Mortgage Trust
Series 2019-3A, Class A2, 4.458%, 7/25/24 (c)(h)	1,500,000	1,322,436
Progress Residential Trust
Series 2017-SFR1, Class E, 4.261%, 8/17/34 (c)	1,000,000	988,633
Series 2017-SFR2, Class E, 4.142%, 12/17/34 (c)	1,000,000	984,406
Series 2019-SFR1, Class E, 4.466%, 8/17/35 (c)	1,000,000	992,613
Series 2018-SFR2, Class E, 4.656%, 8/17/35 (c)	3,000,000	2,987,226
Series 2018-SFR3, Class E, 4.873%, 10/17/35 (c)	500,000	501,046
Residential Asset Mortgage Products, Inc.
Series 2004-RS8, Class MII1, 1.068%
(1 Month LIBOR USD + 0.900%), 8/25/34 (f)	84,097	80,001
Sequoia Mortgage Trust
Series 2013-1, Class 2A1, 1.855%, 2/25/43 (a)	50,245	50,515
Structured Asset Securities Corp.
Series 2003-31A, Class 2A1, 3.648%, 10/25/33 (a)	200,566	193,533

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount	Value
Towd Point Asset Funding, LLC
Series 2019-HE1, Class M1, 1.268%
(1 Month LIBOR USD + 1.100%), 4/25/48 (c)(f)	$1,266,070	$1,233,786
Towd Point Mortgage Trust
Series 2019-HY1, Class B1, 2.318%
(1 Month LIBOR USD + 2.150%), 10/25/48 (c)(f)	2,600,000	2,271,213
Series 2019-HY1, Class XA, 5.000%, 10/25/48 (a)(c)	857,105	860,201
Series 2018-SJ1, Class B1, 5.250%, 10/25/58 (a)(c)	1,000,000	905,238
Series 2019-SJ1, Class M2, 4.750%, 11/25/58 (a)(c)	2,000,000	1,976,167
Series 2019-SJ1, Class A2, 5.000%, 11/25/58 (a)(c)	1,390,347	1,386,001
Series 2019-SJ2, Class XA, 5.000%, 11/25/58 (a)(c)	4,459,513	4,544,428
Series 2019-HY3, Class M1, 1.668%
(1 Month LIBOR USD + 1.500%), 10/25/59 (c)(f)	8,176,000	7,061,526
Tricon American Homes Trust
Series 2016-SFR1, Class D, 3.886%, 11/17/33 (c)	500,000	500,865
Series 2016-SFR1, Class F, 5.769%, 11/17/33 (c)	2,000,000	1,992,004
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A2, 6.292%, 2/25/49 (c)(h)	500,000	405,439
Series 2019-NPL4, Class A1A, 3.352%, 8/25/49 (c)(h)	2,056,945	2,003,027
Series 2019-NPL5, Class A2, 5.194%, 9/25/49 (c)(h)	325,000	244,603
Series 2019-NPL7, Class A2, 5.193%, 10/25/49 (c)(h)	2,000,000	1,378,670
Series 2019-NPL8, Class A1B, 4.090%, 11/25/49 (c)(h)	2,000,000	1,601,615
Series 2020-NPL2, Class A1B, 3.672%, 2/25/50 (c)(h)	6,000,000	5,362,986
Series 2020-NPL5, Class A1B, 3.475%, 3/25/50 (c)(h)	2,062,500	1,916,192
Verus Securitization Trust
Series 2019-INV2, Class B1, 4.452%, 7/25/59 (a)(c)(h)	500,000	423,166
Series 2019-4, Class B1, 3.860%, 11/25/59 (a)(c)(h)	947,000	747,670
VOLT LXXXIII LLC
Series 2019-NPL9, Class A1B, 4.090%, 11/26/49 (c)(h)	3,000,000	2,453,331
VOLT LXXXIV LLC
Series 2019-NPL10, Class A1B, 3.967%, 12/27/49 (c)(h)	1,900,000	1,513,097
VOLT LXXXV LLC
Series 2020-NPL1, Class A1B, 3.721%, 1/25/50 (c)(h)	3,000,000	2,380,674
VOLT LXXXVII LLC
Series 2020-NPL3, Class A1B, 3.672%, 2/25/50 (c)(h)	4,000,000	3,121,978
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 5A1, 5.750%, 2/25/33	71,527	72,628
Total Residential Mortgage-Backed
Securities – Non-Agency (cost $111,007,961)		101,205,107

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited), Continued

	Principal
	Amount/Shares	Value
PRIVATE PLACEMENT PARTICIPATION AGREEMENT – 0.2%
BasePoint – BP SLL Trust, Series SPL-III
10.500%, 12/31/20 (d)(e)	$738,027	$738,027
Total Private Placement Participation
Agreement (cost $738,027)		738,027

MONEY MARKET FUND – 5.7%
First American Government Obligations Fund –
Class Z, 0.060% (b)	23,564,202	23,564,202
Total Money Market Fund (cost $23,564,202)		23,564,202
Total Investments (cost $440,934,370) – 102.8%		423,595,226
Liabilities less Other Assets – (2.8)%		(11,671,795)
TOTAL NET ASSETS – 100.0%		$411,923,431

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of May 31, 2020.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2020.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of May 31, 2020, the value of these investments was $305,991,628 or 74.3% of total net assets.

(d)
Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.  As of May 31, 2020, the total value of fair valued securities was $738,027 or 0.2% of total net assets.

(e)
Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint – BP SLL Trust, Series SPL-III. As of May 31, 2020, the value of this investment was $738,027 or 0.2% of total net assets. The security was acquired from December 2016 to December 2019 at a cost of $738,027.

(f)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2020.
(g)
Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of May 31, 2020.

(h)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is in effect as of May 31, 2020.
(i)	Interest only security.
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddi Mac K Series
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2020 (Unaudited)

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
ASSETS
Investments in securities, at value
(identified cost $1,273,578,783
and $440,934,370, respectively)	$1,057,613,458	$423,595,226
Cash	—	1,181,743
Receivables
Fund shares issued	12,612,544	1,512,360
Interest	2,626,218	683,171
Prepaid expenses	245,619	77,787
Total assets	1,073,097,839	427,050,287

LIABILITIES
Payables
Dividends	1,477,634	55,731
Investments purchased	4,874,086	14,367,761
Fund shares redeemed	2,032,232	317,841
Due to Custodian	1,692,332	—
Due to Adviser	532,736	92,711
Transfer agent fees and expenses	402,966	80,722
Administration and fund accounting fees	383,645	140,577
12b-1 distribution fees	42,679	36,249
Custody fees	39,089	5,496
Audit fees	13,293	12,494
Chief Compliance Officer fee	4,232	4,232
Trustee fees and expenses	1,435	431
Accrued expenses	55,852	12,611
Total liabilities	11,552,211	15,126,856
NET ASSETS	$1,061,545,628	$411,923,431

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2020 (Unaudited), Continued

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
Class A
Net assets applicable to shares outstanding	$13,594,376
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	1,652,869
Net asset value and
redemption price per share	$8.22
Maximum offering price per share (Net asset
value per share divided by 98.00%)	$8.39
Investor Class
Net assets applicable to shares outstanding	$67,547,678	$83,446,889
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	8,218,979	9,102,810
Net asset value, offering and
redemption price per share	$8.22	$9.17
Institutional Class
Net assets applicable to shares outstanding	$980,403,574	$328,476,542
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	119,509,096	35,842,062
Net asset value, offering and
redemption price per share	$8.20	$9.16

COMPONENTS OF NET ASSETS
Paid-in capital	$1,587,330,616	$454,663,927
Total distributable earnings	(525,784,988)	(42,740,496)
Net assets	$1,061,545,628	$411,923,431

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

(This Page Intentionally Left Blank.)

SEMPER FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended May 31, 2020 (Unaudited)

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
INVESTMENT INCOME
Income
Interest	$49,399,180	$7,260,113
Total income	49,399,180	7,260,113

Expenses
Advisory fees (Note 4)	5,658,936	842,204
Transfer agent fees and expenses (Note 4)	1,081,522	236,463
Administration and fund
accounting fees (Note 4)	657,688	252,114
Interest expense (Note 7)	495,273	30,363
12b-1 fees – Class A (Note 5)	33,858	—
12b-1 fees – Investor Class (Note 5)	182,007	138,433
Custody fees (Note 4)	130,112	28,283
Registration fees	90,290	54,382
Shareholder reporting	47,742	11,398
Trustees fees and expenses	17,365	8,768
Audit fees	13,336	12,533
Miscellaneous	12,409	4,703
Insurance expense	9,675	1,560
Legal fees (Note 4)	8,414	4,873
Chief Compliance Officer fee (Note 4)	6,170	6,170
Total expenses	8,444,797	1,632,247
Advisory fee waiver (Note 4)	—	(50,036)
Net expenses	8,444,797	1,582,211
Net investment income	40,954,383	5,677,902

REALIZED AND UNREALIZED
LOSS ON INVESTMENTS
Net realized loss on investments	(273,403,365)	(22,692,421)
Net change in unrealized
appreciation/(depreciation) on investments	(192,097,654)	(18,380,430)
Net realized and unrealized
loss on investments	(465,501,019)	(41,072,851)
Net Decrease in Net Assets
Resulting from Operations	$(424,546,636)	$(35,394,949)

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2020	Year Ended
	(Unaudited)	November 30, 2019
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$40,954,383	$95,495,228
Net realized loss from investments	(273,403,365)	(6,918,122)
Net change in unrealized
appreciation/(depreciation) on investments	(192,097,654)	355,485
Net increase/(decrease) in net assets
resulting from operations	(424,546,636)	88,932,591

DISTRIBUTIONS TO SHAREHOLDERS
Class A	(604,332)	(1,377,909)
Investor Class	(3,231,842)	(10,225,757)
Institutional Class	(41,654,705)	(91,707,560)
Total distributions to shareholders	(45,490,879)	(103,311,226)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(796,674,344)	399,344,574
Total increase/(decrease) in net assets	(1,266,711,859)	384,965,939

NET ASSETS
Beginning of period	2,328,257,487	1,943,291,548
End of period	$1,061,545,628	$2,328,257,487

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Class A
	Six Months Ended
	May 31, 2020		Year Ended
	(Unaudited)		November 30, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	167,978	$1,725,524	1,632,245	$17,098,194
Shares issued on
reinvestments of
distributions	47,371	446,321	108,138	1,132,374
Shares redeemed	(1,801,571)	(16,158,839)	(832,280)	(8,717,157)
Net increase/(decrease)	(1,586,222)	$(13,986,994)	908,103	$9,513,411

Investor Class
	Six Months Ended
	May 31, 2020		Year Ended
	(Unaudited)		November 30, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	3,411,872	$34,336,054	15,617,016	$163,500,951
Shares issued on
reinvestments of
distributions	288,034	2,729,142	860,544	9,009,002
Shares redeemed	(15,204,518)	(142,753,531)	(18,185,924)	(190,377,334)
Net decrease	(11,504,612)	$(105,688,335)	(1,708,364)	$(17,867,381)

Institutional Class
	Six Months Ended
	May 31, 2020		Year Ended
	(Unaudited)		November 30, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	72,183,642	$698,713,007	116,851,754	$1,223,867,106
Shares issued on
reinvestments of
distributions	3,029,792	28,450,395	5,962,548	62,458,672
Shares redeemed	(155,801,388)	(1,404,162,417)	(83,907,665)	(878,627,234)
Net increase/(decrease)	(80,587,954)	$(676,999,015)	38,906,637	$407,698,544

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2020	Year Ended
	(Unaudited)	November 30, 2019
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$5,677,902	$8,478,787
Net realized loss from investments	(22,692,421)	(158,652)
Net change in unrealized
appreciation/(depreciation) on investments	(18,380,430)	1,131,083
Net increase/(decrease) in net assets
resulting from operations	(35,394,949)	9,451,218

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(1,303,231)	(2,203,039)
Institutional Class	(4,803,151)	(6,632,085)
Total distributions to shareholders	(6,106,382)	(8,835,124)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	3,217,835	282,140,860
Total increase/(decrease) in net assets	(38,283,496)	282,756,954

NET ASSETS
Beginning of period	450,206,927	167,449,973
End of period	$411,923,431	$450,206,927

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Investor Class
	Six Months Ended
	May 31, 2020		Year Ended
	(Unaudited)		November 30, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	9,491,064	$93,686,327	11,680,001	$115,355,794
Shares issued on
reinvestments of
distributions	121,673	1,153,393	203,480	2,009,738
Shares redeemed	(9,456,256)	(88,707,647)	(9,231,596)	(91,161,995)
Net increase	156,481	$6,132,073	2,651,885	$26,203,537

Institutional Class
	Six Months Ended
	May 31, 2020		Year Ended
	(Unaudited)		November 30, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	26,038,517	$250,451,817	35,732,900	$353,134,407
Shares issued on
reinvestments of
distributions	435,370	4,128,023	576,073	5,694,228
Shares redeemed	(27,185,938)	(257,494,078)	(10,411,376)	(102,891,312)
Net increase/(decrease)	(712,051)	$(2,914,238)	25,897,597	$255,937,323

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Class A
	Six Months					December 18,
	Ended					2015*
	May 31,					through
	2020		Year Ended November 30,			November 30,
	(Unaudited)		2019	2018	2017	2016
Net asset value,
beginning of period	$10.43		$10.50	$10.69	$10.56	$10.92

Income from investment operations:
Net investment income^	0.20		0.46	0.53	0.44	0.56
Net realized and unrealized
gain/(loss) on investments	(2.19)		(0.03)	(0.12)	0.21	(0.28)
Total from investment operations	(1.99)		0.43	0.41	0.65	0.28

Less distributions:
From net investment income	(0.22)		(0.50)	(0.60)	(0.52)	(0.64)
Total distributions	(0.22)		(0.50)	(0.60)	(0.52)	(0.64)
Net asset value, end of period	$8.22		$10.43	$10.50	$10.69	$10.56

Total return	-19.18	%+	4.19%	3.91%	6.34%	2.66	%+

Ratios/supplemental data:
Net assets, end of
period (thousands)	$13,594		$33,799	$24,483	$20,873	$6,582
Ratio of expenses to
average net assets:
Before fee waiver
and recoupment	1.10	%++	1.02%	1.00%	0.94%**	1.01	%++
After fee waiver
and recoupment	1.10	%++	1.02%	1.00%	0.95%**	1.00	%++
Ratio of net investment
income to average net assets:
Before fee waiver
and recoupment	3.99	%++	4.38%	4.97%	4.15%	5.58	%++
After fee waiver
and recoupment	3.99	%++	4.38%	4.97%	4.14%	5.59	%++
Portfolio turnover rate	53	%+	118%	137%	238%	135	%+†

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
†	Portfolio turnover rate calculated for the year ended November 30, 2016.
**	Includes extraordinary expenses of 0.01% that occurred during the Fund’s fiscal year ended November 30, 2017.

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class
	Six Months
	Ended
	May 31,
	2020		Year Ended November 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value,
beginning of period	$10.43		$10.50	$10.69	$10.56	$10.91	$11.08

Income from investment operations:
Net investment income^	0.20		0.46	0.51	0.45	0.58	0.51
Net realized and unrealized
gain/(loss) on investments	(2.19)		(0.03)	(0.10)	0.20	(0.30)	(0.05)
Total from investment operations	(1.99)		0.43	0.41	0.65	0.28	0.46

Less distributions:
From net investment income	(0.22)		(0.50)	(0.60)	(0.52)	(0.63)	(0.56)
From net realized
gain on investments	—		—	—	—	—	(0.07)
Total distributions	(0.22)		(0.50)	(0.60)	(0.52)	(0.63)	(0.63)
Net asset value, end of period	$8.22		$10.43	$10.50	$10.69	$10.56	$10.91

Total return	-19.28	%+	4.19%	3.92%	6.34%	2.67%	4.26%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$67,548		$205,755	225,054	$97,089	$79,614	$67,073
Ratio of expenses to
average net assets:
Before fee waiver
and recoupment	1.10	%++	1.02%	1.01%	0.94%**	0.97%	0.99%
After fee waiver
and recoupment	1.10	%++	1.02%	1.01%	0.95%**	1.00%	1.00%
Ratio of net investment
income to average net assets:
Before fee waiver
and recoupment	3.99	%++	4.38%	4.77%	4.20%	5.45%	4.65%
After fee waiver
and recoupment	3.99	%++	4.38%	4.77%	4.19%	5.42%	4.64%
Portfolio turnover rate	53	%+	118%	137%	238%	135%	166%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
**	Includes extraordinary expenses of 0.01% that occurred during the Fund’s fiscal year ended November 30, 2017.

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	May 31,
	2020		Year Ended November 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value,
beginning of period	$10.44		$10.51	$10.70	$10.57	$10.92	$11.09

Income from investment operations:
Net investment income^	0.21		0.48	0.55	0.47	0.60	0.54
Net realized and unrealized
gain/(loss) on investments	(2.22)		(0.02)	(0.11)	0.21	(0.30)	(0.05)
Total from investment operations	(2.01)		0.46	0.44	0.68	0.30	0.49

Less distributions:
From net investment income	(0.23)		(0.53)	(0.63)	(0.55)	(0.65)	(0.59)
From net realized
gain on investments	—		—	—	—	—	(0.07)
Total distributions	(0.23)		(0.53)	(0.63)	(0.55)	(0.65)	(0.66)
Net asset value, end of period	$8.20		$10.44	$10.51	$10.70	$10.57	$10.92

Total return	-19.44	%+	4.45%	4.20%	6.59%	2.92%	4.51%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$980,404		$2,088,703	$1,693,755	$1,008,263	$466,344	$360,443
Ratio of expenses to
average net assets:
Before fee waiver
and recoupment	0.85	%++	0.77%	0.76%	0.70%**	0.73%	0.74%
After fee waiver
and recoupment	0.85	%++	0.77%	0.76%	0.70%**	0.75%	0.75%
Ratio of net investment
income to average net assets:
Before fee waiver
and recoupment	4.26	%++	4.63%	5.13%	4.37%	5.68%	4.88%
After fee waiver
and recoupment	4.26	%++	4.63%	5.13%	4.37%	5.66%	4.87%
Portfolio turnover rate	53	%+	118%	137%	238%	135%	166%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
**	Includes extraordinary expenses of 0.01% that occurred during the Fund’s fiscal year ended November 30, 2017.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class
	Six Months
	Ended
	May 31,
	2020		Year Ended November 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value,
beginning of period	$9.89		$9.87	$9.92	$9.92	$10.00	$10.19

Income from investment operations:
Net investment income^	0.10		0.28	0.26	0.20	0.24	0.29
Net realized and unrealized
gain/(loss) on investments	(0.71)		0.03	(0.05)	0.08	(0.07)	(0.16)
Total from investment operations	(0.61)		0.31	0.21	0.28	0.17	0.13

Less distributions:
From net investment income	(0.11)		(0.29)	(0.26)	(0.28)	(0.25)	(0.31)
From net realized
gain on investments	—		—	—	—	—	(0.01)
Total distributions	(0.11)		(0.29)	(0.26)	(0.28)	(0.25)	(0.32)
Net asset value, end of period	$9.17		$9.89	$9.87	$9.92	$9.92	$10.00

Total return	-6.18	%+	3.20%	2.17%	2.90%	1.77%	1.23%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$83,447		$88,502	$62,155	$14,088	$405	$1,591
Ratio of expenses to
average net assets:
Before fee waiver and
expense reimbursement	0.87	%++	0.90%	1.07%	1.22%*	1.21%	1.35%
After fee waiver and
expense reimbursement	0.85	%++	0.85%	0.85%	0.88%*	0.85%	1.02%#
Ratio of net investment
income to average net assets:
Before fee waiver and
expense reimbursement	2.15	%++	2.77%	2.37%	1.69%	2.07%	2.59%
After fee waiver and
expense reimbursement	2.17	%++	2.82%	2.59%	2.03%	2.43%	2.92%
Portfolio turnover rate	71	%+	131%	158%	141%	108%	56%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
#	Excluding interest expense, the ratio of expenses to average net assets would have been 0.85% for the year ended November 30, 2015.
*	Includes extraordinary expenses of 0.03% that occurred during the Fund’s fiscal year ended November 30, 2017.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	May 31,
	2020		Year Ended November 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value,
beginning of period	$9.90		$9.88	$9.93	$9.93	$10.01	$10.20

Income from investment operations:
Net investment income^	0.12		0.30	0.28	0.24	0.25	0.32
Net realized and unrealized
gain/(loss) on investments	(0.73)		0.03	(0.04)	0.07	(0.05)	(0.17)
Total from investment operations	(0.61)		0.33	0.24	0.31	0.20	0.15

Less distributions:
From net investment income	(0.13)		(0.31)	(0.29)	(0.31)	(0.28)	(0.33)
From net realized
gain on investments	—		—	—	—	—	(0.01)
Total distributions	(0.13)		(0.31)	(0.29)	(0.31)	(0.28)	(0.34)
Net asset value, end of period	$9.16		$9.90	$9.88	$9.93	$9.93	$10.01

Total return	-6.16	%+	3.38%	2.45%	3.16%	2.04%	1.48%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$328,477		$361,705	$105,295	$42,704	$41,946	$43,016
Ratio of expenses to
average net assets:
Before fee waiver and
expense reimbursement	0.62	%++	0.65%	0.82%	0.97%*	0.98%	1.14%
After fee waiver and
expense reimbursement	0.60	%++	0.60%	0.60%	0.61%*	0.60%	0.81%#
Ratio of net investment
income to average net assets:
Before fee waiver and
expense reimbursement	2.39	%++	2.96%	2.57%	2.08%	2.11%	2.82%
After fee waiver and
expense reimbursement	2.41	%++	3.01%	2.79%	2.44%	2.49%	3.15%
Portfolio turnover rate	71	%+	131%	158%	141%	108%	56%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
#	Excluding interest expense, the ratio of expenses to average net assets would have been 0.60% for the year ended November 30, 2015.
*	Includes extraordinary expenses of 0.01% that occurred during the Fund’s fiscal year ended November 30, 2017.

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

The Semper MBS Total Return Fund and the Semper Short Duration Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The investment objective of the Semper MBS Total Return Fund (“Total Return Fund”) is to seek a high level of risk-adjusted current income and capital appreciation.  The investment objective of the Semper Short Duration Fund (“Short Duration Fund”) is to seek a high level of current income that is consistent with preservation of capital.  Each Fund currently offers Investor Class shares and Institutional Class shares and the Total Return Fund offers Class A shares.  The Total Return Fund Class A shares may be subject to a 2.00% front-end sales load.  The Total Return Fund’s Investor Class shares and Institutional Class shares commenced operations on July 22, 2013 and the Class A shares commenced operations on December 18, 2015.  The Short Duration Fund’s Investor Class shares and Institutional Class shares commenced operations on December 23, 2010.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2017-2019, or expected to be taken in the Funds’ 2020 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2020 (Unaudited), Continued

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of high amortized cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized using the effective interest method.  Non-cash interest income included in interest income, if any, is recorded at the fair market value of additional par received.  Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the statement of operations.  Distributions to shareholders are recorded on the ex-dividend date.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds declare dividends from net investment income daily and distribute the dividends to shareholders monthly.  The Funds distribute any realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Restricted Securities:  The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”).  Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws.  The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult.  At May 31, 2020, the Funds held securities issued pursuant to Rule 144a under the Securities Act of 1933.  All Rule 144a securities have been classified as liquid under the

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2020 (Unaudited), Continued

Funds’ liquidity risk management program. Other restricted investments held by the Funds at May 31, 2020 are disclosed in the notes to the schedules of investments.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of May 31, 2020, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2020 (Unaudited), Continued

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Market values for fixed income securities are normally determined on the basis of valuations provided by independent pricing services.  Each independent pricing service typically values securities based on one or more inputs as described below.  Securities that use similar valuation techniques and inputs as described below are categorized as level 2 of the fair value hierarchy.  To the extent the significant inputs are unobservable, the values are generally categorized as level 3.

Mortgage- and Asset-Backed Securities:  Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.

U.S. Government Securities:  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.

U.S. Government Agency Securities:  U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.

Other Debt Securities:  Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service provider using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2020 (Unaudited), Continued

Short-Term Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2020:

Total Return Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial
Mortgage-Backed
Securities – Agency	$—	$45,386	$—	$45,386
Commercial
Mortgage-Backed
Securities –
Non-Agency	—	43,361,281	—	43,361,281
Residential
Mortgage-Backed
Securities – Agency	—	74,211,718	—	74,211,718
Residential Mortgage-
Backed Securities –
Non-Agency	—	903,201,904	—	903,201,904
Total Fixed Income	—	1,020,820,289	—	1,020,820,289
Private Placement
Participation
Agreements	—	—	6,628,359	6,628,359
Money Market Fund	30,164,810	—	—	30,164,810
Total Investments	$30,164,810	$1,020,820,289	$6,628,359	$1,057,613,458

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2020 (Unaudited), Continued

Short Duration Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed
Securities – Agency	$—	$62	$—	$62
Asset-Backed
Securities – Non-Agency	—	85,206,875	—	85,206,875
Collateralized
Loan Obligations	—	86,402,245	—	86,402,245
Commercial
Mortgage-Backed
Securities – Agency	—	2,402	—	2,402
Commercial
Mortgage-Backed
Securities – Non-Agency	—	33,738,155	—	33,738,155
Residential
Mortgage-Backed
Securities – Agency	—	92,738,151	—	92,738,151
Residential
Mortgage-Backed
Securities – Non-Agency	—	101,205,107	—	101,205,107
Total Fixed Income	—	399,292,997	—	399,292,997
Private Placement
Participation
Agreements	—	—	738,027	738,027
Money Market Fund	23,564,202	—	—	23,564,202
Total Investments	$23,564,202	$399,292,997	$738,027	$423,595,226

Refer to each Fund’s schedule of investments for a detailed break-out of securities by type.  Transfers between levels are recognized at May 31, 2020, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2020 (Unaudited), Continued

The following is a reconciliation of the Total Return Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Total Return Fund
	Investments in Securities, at Value
			Private
	Residential	Residential	Placement
	MBS –	MBS –	Participation
	Agency	Non-Agency	Agreements
Balance as of November 30, 2019	$9,186,667	$31,733,679	$6,905,525
Accrued discounts/premiums	(30,547)	1,675	—
Realized gain/(loss)	(1,477,492)	(879)	—
Change in unrealized appreciation/(depreciation)	1,700	(400,706)	(378,874)
Purchases	7,425,730	7,804,465	201,816
Sales	(15,106,058)	(156,881)	(100,108)
Transfers in and/or out of Level 3	—	(38,981,353)	—
Balance as of May 31, 2020	$—	$—	$6,628,359

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2020, and still classified as level 3 was $(378,874).

The following is a reconciliation of the Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Short Duration Fund
	Investments in Securities, at Value
	Collateralized	Commercial	Residential
	Loan	MBS –	MBS –
	Obligations	Non-Agency	Agency
Balance as of November 30, 2019	$496,260	$6,320,117	$3,000,000
Accrued discounts/premiums	—	(1,553)	—
Realized gain/(loss)	—	(322,709)	3,750
Change in unrealized appreciation/(depreciation)	—	(65)	—
Purchases	—	—	—
Sales	(6,249)	(5,995,790)	(3,003,750)
Transfers in and/or out of Level 3	(490,011)	—	—
Balance as of May 31, 2020	$—	$—	$—

			Private
		Residential	Placement
		MBS –	Participation
		Non-Agency	Agreements
Balance as of November 30, 2019		$3,000,000	$712,527
Accrued discounts/premiums		920	—
Realized gain/(loss)		—	—
Change in unrealized appreciation/(depreciation)		124,283	—
Purchases		1,240,635	37,473
Sales		—	(11,973)
Transfers in and/or out of Level 3		(4,365,838)	—
Balance as of May 31, 2020		$—	$738,027

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2020 (Unaudited), Continued

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2020, and still classified as level 3 was $0.

The following is a summary of quantitative information about level 3 valued measurements:

Total Return Fund

	Value at	Valuation	Unobservable
	5/31/20	Technique	Input	Input/Range
Private	$6,628,359	Market	Recent	$60.00 – $100.00
Placement		Transaction	Transaction	(weighted avg. $97.29)
Participation		Method
Agreements

Short Duration Fund
	Value at	Valuation	Unobservable
	5/31/20	Technique	Input	Input/Range
Private	$738,027	Market	Recent	$100.00
Placement		Transaction	Transaction
Participation		Method
Agreements

In August 2018, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2020 (Unaudited), Continued

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Semper Capital Management, L.P. (the “Adviser”) provides the Funds with investment management services under an investment advisory agreement. The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, each Fund pays the Adviser a monthly management fee.  For the Total Return Fund, the fees are calculated at an annual rate of 0.60% of the Fund’s average daily net assets for the first $1.5 billion of assets, 0.55% of the Fund’s average daily net assets for the next $1 billion of assets, and 0.50% of the Fund’s average daily net assets in excess of $2.5 billion.  For the Short Duration Fund, the Adviser is entitled to a monthly fee at the annual rate of 0.35% based upon the Fund’s average daily net assets.  For the six months ended May 31, 2020, the advisory fees incurred by the Funds are disclosed in the statements of operations.

Each Fund is responsible for its own operating expenses.  During the six months ended May 31, 2020, the Total Return Fund and the Short Duration Fund incurred $3,545 and $0, respectively, in extraordinary expenses which are reflected in the Funds’ legal fees in the statements of operations.  The Adviser has contractually agreed to reduce fees payable to it by each Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, interest expense, dividends on securities sold short, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses).  The Total Return Fund expenses are limited to 0.90% of the average daily net assets of the Fund and the Short Duration Fund expenses are limited to 0.60% of the average daily net assets of the Fund.  Any such reductions made by the Adviser in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of:  (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at time the reimbursement is made.  Such reimbursement may not be paid prior to each Fund’s payment of current ordinary operating expenses.

During the six months ended May 31, 2020, the Adviser waived fees of $90,714 and recouped previously waived fees of $40,678.  Any amount due from the Adviser is paid monthly to the Fund.  The expense limitation will remain in effect through at least March 29, 2021, and may be terminated only by the Trust’s Board of Trustees.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2020 (Unaudited), Continued

The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

Short Duration Fund
Expiration	Amount
11/30/20	$78,156
11/30/21	180,291
11/30/22	133,406
5/31/23	90,714
$482,567

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2020 are disclosed in the statements of operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from U.S. Bancorp.  As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp.  The Board of Trustees of the Funds has approved a new distribution agreement to enable Quasar to continue serving as the Funds’ Distributor.

The Funds have entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services.  These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Total Return Fund and the Short Duration Fund expensed $814,580 and $174,777, respectively, of sub-transfer agent fees during the six months ended May 31, 2020. These fees are included in the transfer agent fees and expenses amount disclosed in the statements of operations.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2020 (Unaudited), Continued

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class and the Total Return Fund’s Class A.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended May 31, 2020, the 12b-1 distribution fees incurred by the Funds are disclosed in the statements of operations.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2020, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows.

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
Total Return Fund	$994,951,659	$1,800,320,738	$1,137	$73,648
Short Duration Fund	$289,995,099	$317,968,753	$43,250,866	$8,620,894

NOTE 7 – LINES OF CREDIT

The Total Return Fund and the Short Duration Fund have an unsecured line of credit in the amount of $350,000,000.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended May 31, 2020, the Funds drew upon their line of credit. The Total Return Fund had an average daily outstanding balance of $47,161,104, a weighted average interest rate of 2.75%, paid interest expense of $495,273 and had a maximum amount outstanding of $303,750,000.  The Short Duration Fund had an average daily outstanding balance of $2,172,027, a weighted average interest rate of 2.75%, paid interest expense of $30,363 and had a maximum amount outstanding of $47,905,000. At May 31, 2020, the Funds had no outstanding loan amounts.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2020 (Unaudited), Continued

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of paydowns.

The tax character of distributions paid during the six months ended May 31, 2020 and the year ended November 30, 2019 was as follows:

	Total Return Fund		Short Duration Fund
	May 31, 2020	Nov. 30, 2019	May 31, 2020	Nov. 30, 2019
Ordinary income	$45,490,879	$103,311,226	$6,106,382	$8,835,124

As of November 30, 2019, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	Total	Short
	Return Fund	Duration Fund
Cost of investments (a)	$2,350,700,197	$445,725,256
Gross unrealized appreciation	31,503,144	1,812,685
Gross unrealized depreciation	(55,725,426)	(789,879)
Net unrealized
appreciation/(depreciation) (a)	(24,222,282)	1,022,806
Undistributed ordinary income	3,122,636	202,754
Undistributed long-term capital gains	—	—
Total distributable earnings	3,122,636	202,754
Other accumulated gains/(losses)	(34,647,827)	(2,464,725)
Total accumulated earnings/(losses)	$(55,747,473)	$(1,239,165)

(a)
The difference between book basis and tax basis net unrealized appreciation/(depreciation) and cost is attributable primarily to wash sales. The difference between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales, capital loss carryforwards, and tax adjustments to dividends payable.

The Funds had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	Short-Term Indefinite	Long-Term Indefinite
Total Return Fund	$21,645,150	$10,746,901
Short Duration Fund	1,695,545	674,148

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2020 (Unaudited), Continued

NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Market and Regulatory Risk – Events in the financial markets and economy may cause volatility and uncertainty and adversely impact a Fund’s performance. Traditionally, liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. A Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Risks Associated with Mortgage-Backed and Other Asset-Backed Securities – In addition to the risks associated with other fixed income securities, mortgage-backed and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or the other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. The liquidity of these assets may change over time.

•
Residential Mortgage-Backed Securities Risk – RMBS are subject to the risks generally associated with mortgage-backed securities. RMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. RMBS issued by nongovernment entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. Delinquencies

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2020 (Unaudited), Continued

and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances.

•
Privately Issued Mortgage-Related Securities Risk – MBS issued or guaranteed by private issuers is also known as “non-agency MBS”. Privately issued mortgage-backed securities generally offer a higher rate of interest (but greater credit risk) than securities issued by U.S. Government issuers, as there are no direct or indirect governmental guarantees of payment. The degree of risks will depend significantly on the ability of borrowers to make payments on the underlying mortgages and the seniority of the security held by a Fund with respect to such payments. The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

•
Sub-Prime Mortgage Risk – The risk that an issuer of a sub-prime mortgage security will default on its payments of interest or principal on a security when due is more pronounced in the case of sub-prime mortgage instruments than more highly ranked securities. Because of this increased risk, these securities may also be less liquid and subject to more pronounced declines in value than more highly rated instruments in times of market stress.

•
Rule 144A Securities Risk – The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for a Fund to sell these securities.

•
High Yield Risk – Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of the securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Liquidity Risk – Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by a Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2020 (Unaudited), Continued

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2020, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Total Return Fund	National Financial Services LLC	27.0%
Short Duration Fund	UBS Wealth Management	26.7%

SEMPER FUNDS

NOTICE TO SHAREHOLDERS at May 31, 2020 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-736-7799 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available without charge, upon request, by calling 1-855-736-7799.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Funds’ Form N-PORT is also available, upon request, by calling 1-855-736-7799.

SEMPER FUNDS

LIQUIDITY RISK MANAGEMENT PROGRAM

Each Fund has adopted a liquidity risk management program (the “program”). The Trust’s Board has designated Semper Capital Management, L.P. (“Semper”) as the administrator of the program. Personnel of Semper conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Semper’s Risk Committee.

Under the program, Semper manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. Semper’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Trust’s Board reviewed a report prepared by Semper regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting any of the Funds were noted in the report. In addition, Semper provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Semper Short Duration Fund
Semper MBS Total Return Fund
Semper Absolute Return Bond Fund

At meetings held on October 23-24 and December 4-5, 2019, the Board (which was at the time comprised of five persons, all of whom were Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Semper Capital Management, L.P. (the “Adviser”) on behalf of the Semper Short Duration Fund (the “Short Duration Fund”) and the Semper MBS Total Return Fund (the “MBS Fund”) and also approved, for another annual term, the continuance of the Advisory Agreement for the Semper Absolute Return Bond Fund (the “Absolute Return Fund” and, together with the Short Duration Fund and MBS Fund, the “Funds”), which had not commenced operations at the time of this meeting.  At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser, and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program and business continuity plan, and risk management process.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser in person to discuss the Funds’ performance and investment outlook as well as various marketing and compliance topics.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of each of the Short Duration Fund and MBS Fund as of June 30, 2019 on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities market benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing each Fund’s performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

Short Duration Fund: The Board noted that the Fund outperformed the peer group median of its Morningstar comparative universe for the one-year, three-year, and five-year periods. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed both its primary and secondary benchmark indices over the one-year period and outperformed over the three- and five-year periods.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund slightly underperformed the similarly managed account composite for the one-year, three-year, and five-year periods.

MBS Fund: The Board noted that the Fund underperformed the peer group median of its Morningstar comparative universe for the one-year period and outperformed for the three- and five-year periods.  The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed both its primary and secondary benchmark indices for the one-year period and outperformed for the three- and five-year periods.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund slightly outperformed its similarly managed account composite for the one-, three-, and five-year periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and the total fees and expenses of the Funds, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements.  When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Short Duration Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.85% for Investor Class shares and 0.60% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratios for the Investor Class shares and Institutional Class shares were above both the peer group median and average.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratios, with regard to the Investor Class shares and Institutional Class shares were above both the peer group median and average. The Board noted that the Fund’s contractual advisory fee was above its peer group median and average and also above its peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the advisory fees received by the Adviser were above the peer group median and average as of the year ended June 30, 2019. The Board also took into consideration the services the Adviser provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were higher than the fees charged to the Adviser’s similarly managed separate account clients, primarily as a reflection of the nature of the separate account client and the greater costs to the Adviser of managing the Fund.

MBS Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.15% for Class A shares, 1.15% for Investor Class shares and 0.90% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratios for the Class A shares, Investor Class shares and Institutional Class shares were all above the peer group median and average.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratios, with regard to the Class A shares, Investor Class shares and Institutional Class shares were all above the peer group median and average. The Board noted that the Fund’s contractual advisory fee was slightly below its peer group median and below its average and also slightly below its peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also took into consideration the services the Adviser provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were higher than the fees charged to the Adviser’s similarly managed separate account clients, primarily as a reflection of the nature of the separate account client and the greater costs to the Adviser of managing the Fund.

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Absolute Return Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.55% for Investor Class shares and 1.30% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s estimated total expense ratios for the Investor Class shares and Institutional Class shares were both above the peer group median and average.  The Board noted that the Fund’s contractual advisory fee was above its peer group median and average.  The Board also took into consideration the services the Adviser provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees to be charged to the Fund.

The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  The Board further noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps, but noted that for the MBS Fund, expenses are currently running below its Expense Caps.  The Board additionally noted that the Adviser has represented that it continues to reinvest free cash into growing its resources.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, such as Rule 12b-1 fees.  The Board also considered that the Funds do not generate “soft dollar” benefits that may be used by the Adviser in exchange for Fund brokerage.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Funds and determined that the Adviser was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the MBS Fund, the Short Duration Fund and the Absolute Return Fund, but rather the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds.  The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interest of the Funds and their shareholders.

SEMPER FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Semper Capital Management, L.P.
52 Vanderbilt Avenue, Suite 401
New York, New York 10017

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-736-7799 (855-SEM-PRXX)

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-855-736-7799 (855-SEM-PRXX).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

 Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)    Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date   8/6/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date   8/6/20

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer

Date   8/6/20

* Print the name and title of each signing officer under his or her signature.